GE LIFE & ANNUITY Separate Account 4

                              Financial Statements

                     For the six months ended June 30, 1999

                                  (Unaudited)

GE LIFE & ANNUITY Separate Account 4

Table of Contents

For the six months ended June 30, 1999

--------------------------------------------------------------------------------

                                                                          Page

Financial Statements:
(Unaudited)

      Statements of Assets and Liabilities.................................1
      Statements of Operations.............................................6
      Statements of Changes in Net Assets.................................11

Notes to Financial Statements.............................................16
(Unaudited)
--------------------------------------------------------------------------------

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities
As of June 30, 1999
(Unaudited)

---------------------------------------------------------------------------------------------------------------------------------

                                                                                     GE Investments Funds, Inc.
                                                                      -----------------------------------------------------------
                                                                          S&P 500               Money              Total
                                                                            Index               Market             Return
Assets                                                                     Fund                 Fund               Fund
---------------------------------------------------------------------------------------------------------------------------------

Investment in GE Investments Funds, Inc., at fair value (note 2):
      S&P 500 Index Fund (17,186,028 shares;
        cost - $388,714,249)                                        $  456,632,772                   -                  -
      Money Market Fund (269,185,393 shares;
        cost - $269,185,393)                                                     -         269,185,393                  -
      Total Return Portolio (5,315,564 shares;
        cost - $77,648,357)                                                      -                   -         83,188,577
      International Equity Fund (2,390,382 shares;
        cost - $29,025,531)                                                      -                   -                  -
      Real Estate Securities Fund (3,681,375 shares;
        cost - $49,968,839)                                                      -                   -                  -
  1   Global Income Fund (888,757 shares; cost - $9,099,542)                     -                   -                  -
      Value Equity Fund (3,626,940 shares;
        cost - $51,066,640)                                                      -                   -                  -
      Income Fund (3,191,412 shares;
        cost - $39,500,811)                                                      -                   -                  -
      U.S. Equity Fund (291,336 shares; cost - $10,284,578)                      -                   -                  -
      Premier Growth Equity Fund (7,628 shares;
        cost - $598,411)                                                         -                   -                  -
Receivable from affiliate (note 3)                                               1              11,389                  -
Receivable for units sold                                                  451,026           1,045,708             98,342
---------------------------------------------------------------------------------------------------------------------------------

Total assets                                                        $  457,083,799         270,242,490         83,286,919
=================================================================================================================================

Liabilities
---------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                           1,230,228             453,135             88,264
Payable for units withdrawn                                                451,497           3,062,365                193
---------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                        1,681,725           3,515,500             88,457
---------------------------------------------------------------------------------------------------------------------------------

Net assets                                                          $  455,402,074         266,726,990         83,198,462
=================================================================================================================================

Analysis of net assets:
    Attributable to:
      Variable deferred annuity contractholders                        455,402,074         266,726,990         83,198,462
      GE Life and Annuity Assurance Company                                      -                   -                  -
---------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                             455,402,074         266,726,990         83,198,462
=================================================================================================================================
Outstanding units:  Type I (note 2)                                      1,167,009           4,416,657            553,298
=================================================================================================================================
Net asset value per unit:  Type I                                            55.98               15.64              35.58
=================================================================================================================================
Outstanding units:  Type II (note 2)                                     6,707,596          10,732,612          1,697,608
=================================================================================================================================
Net asset value per unit:  Type II                                           54.43               15.21              34.59
=================================================================================================================================
Outstanding units:  Type III (note 2)                                    2,258,520           3,264,310            455,839
=================================================================================================================================
Net asset value per unit:  Type III                                          10.85               10.13              10.39
=================================================================================================================================
Outstanding units:  Type 4 (note 2)                                         46,792             133,332              5,581
=================================================================================================================================
Net asset value per unit:  Type 4                                            10.12               10.05               9.98
=================================================================================================================================






-----------------------------------------------------------------------------------------------------------------------------------

                                                                                             GE Investments Funds, Inc.
                                                                      -------------------------------------------------------------
                                                                         International         Real Estate          Global
                                                                             Equity          Securities             Income
Assets                                                                        Fund                Fund               Fund
-----------------------------------------------------------------------------------------------------------------------------------

Investment in GE Investments Funds, Inc., at fair value (note 2):
      S&P 500 Index Fund (17,186,028 shares;
        cost - $388,714,249)                                         $           -                   -                  -
      Money Market Fund (269,185,393 shares;
        cost - $269,185,393)                                                     -                   -                  -
      Total Return Portolio (5,315,564 shares;
        cost - $77,648,357)                                                      -                   -                  -
      International Equity Fund (2,390,382 shares;
        cost - $29,025,531)                                             30,118,811                   -                  -
      Real Estate Securities Fund (3,681,375 shares;
        cost - $49,968,839)                                                      -          46,422,136                  -
  1   Global Income Fund (888,757 shares; cost - $9,099,542)                     -                   -          8,683,155
      Value Equity Fund (3,626,940 shares;
        cost - $51,066,640)                                                      -                   -                  -
      Income Fund (3,191,412 shares;
        cost - $39,500,811)                                                      -                   -                  -
      U.S. Equity Fund (291,336 shares; cost - $10,284,578)                      -                   -                  -
      Premier Growth Equity Fund (7,628 shares;
        cost - $598,411)                                                         -                   -                  -
Receivable from affiliate (note 3)                                               -                   -                  -
Receivable for units sold                                                   52,687                  39             93,627
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                        $   30,171,498          46,422,175          8,776,782
===================================================================================================================================

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                              15,734              35,910              4,420
Payable for units withdrawn                                                      -             133,797                  2
-----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                           15,734             169,707              4,422
-----------------------------------------------------------------------------------------------------------------------------------

Net assets                                                          $   30,155,764          46,252,468          8,772,360
===================================================================================================================================

Analysis of net assets:
    Attributable to:
      Variable deferred annuity contractholders                         14,073,453          29,193,109          3,335,478
      GE Life and Annuity Assurance Company                             16,082,311          17,059,359          5,436,882
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                              30,155,764          46,252,468          8,772,360
===================================================================================================================================
Outstanding units:  Type I (note 2)                                        221,717             250,712             60,741
===================================================================================================================================
Net asset value per unit:  Type I                                            15.32               16.25              10.60
===================================================================================================================================
Outstanding units:  Type II (note 2)                                       684,771           1,530,247            255,130
===================================================================================================================================
Net asset value per unit:  Type II                                           15.24               16.09              10.55
===================================================================================================================================
Outstanding units:  Type III (note 2)                                       23,774              44,486                  -
===================================================================================================================================
Net asset value per unit:  Type III                                          10.13               10.96                  -
===================================================================================================================================
Outstanding units:  Type 4 (note 2)                                              -                 978                  -
===================================================================================================================================
Net asset value per unit:  Type 4                                             9.94               10.03                  -
===================================================================================================================================





------------------------------------------------------------------------------------------------------------------------------------

                                                                                          GE Investments Funds, Inc.
                                                                  ------------------------------------------------------------------
                                                                        Value                            U.S.            Premier
                                                                       Equity            Income         Equity       Growth Equity
Assets                                                                  Fund              Fund          Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment in GE Investments Funds, Inc., at fair value (note 2):
      S&P 500 Index Fund (17,186,028 shares;
        cost - $388,714,249)                                       $         -                 -                 -                -
      Money Market Fund (269,185,393 shares;
        cost - $269,185,393)                                                 -                 -                 -                -
      Total Return Portolio (5,315,564 shares;
        cost - $77,648,357)                                                  -                 -                 -                -
      International Equity Fund (2,390,382 shares;
        cost - $29,025,531)                                                  -                 -                 -                -
      Real Estate Securities Fund (3,681,375 shares;
        cost - $49,968,839)                                                  -                 -                 -                -
  1   Global Income Fund (888,757 shares; cost - $9,099,542)                 -                 -                 -                -
      Value Equity Fund (3,626,940 shares;
        cost - $51,066,640)                                         60,533,626                 -                 -                -
      Income Fund (3,191,412 shares;
        cost - $39,500,811)                                                  -        38,647,999                 -                -
      U.S. Equity Fund (291,336 shares; cost - $10,284,578)                  -                 -        11,137,779                -
      Premier Growth Equity Fund (7,628 shares;
        cost - $598,411)                                                     -                 -                 -          615,933
Receivable from affiliate (note 3)                                           -                 -                 -                1
Receivable for units sold                                               91,792            10,474            66,251           10,623
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                                       $60,625,418        38,658,473        11,204,030          626,557
====================================================================================================================================

Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                          71,131           122,221             9,204              319
Payable for units withdrawn                                                  -           117,655            28,521                -
------------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                       71,131           239,876            37,725              319
------------------------------------------------------------------------------------------------------------------------------------

Net assets                                                         $60,554,287        38,418,597        11,166,305          626,238
====================================================================================================================================

Analysis of net assets:
    Attributable to:
      Variable deferred annuity contractholders                     55,336,256        38,418,597        11,166,305          626,238
      GE Life and Annuity Assurance Company                          5,218,031                 -                 -                -
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                          60,554,287        38,418,597        11,166,305          626,238
====================================================================================================================================
Outstanding units:  Type I (note 2)                                    424,591         1,295,221            62,055            2,596
====================================================================================================================================
Net asset value per unit:  Type I                                        16.96             10.42             12.11            10.43
====================================================================================================================================
Outstanding units:  Type II (note 2)                                 2,578,789         2,287,526           683,107           39,934
====================================================================================================================================
Net asset value per unit:  Type II                                       16.87             10.38             12.08            10.43
====================================================================================================================================
Outstanding units:  Type III (note 2)                                  365,075           120,932           184,110           13,804
====================================================================================================================================
Net asset value per unit:  Type III                                      11.81              9.74             11.11            10.43
====================================================================================================================================
Outstanding units:  Type 4 (note 2)                                     31,080                 -            11,570            3,708
====================================================================================================================================
Net asset value per unit:  Type 4                                        10.28              9.82             10.15            10.43
====================================================================================================================================

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

As of June 30, 1999
(Unaudited)




------------------------------------------------------------------------------------------------------------------------------------

                                                                                      Oppenheimer Variable Account Funds
                                                                      --------------------------------------------------------------
                                                                                                   Capital         Aggressive
                                                                                  Bond        Appreciation             Growth
Assets                                                                         Fund/VA             Fund/VA            Fund/VA
------------------------------------------------------------------------------------------------------------------------------------

Investment in Oppenheimer Variable Account Funds, at fair value
     (note 2):
      Bond Fund (6,124,492 shares;
        cost - $72,657,873)                                         $       70,431,660                   -                  -
      Capital Appreciation Fund (4,335,164 shares;
        cost - $184,758,724)                                                         -         235,182,633                  -
      Growth Fund (5,412,356 shares;
        cost - $178,131,913)                                                         -                   -        220,553,495
      High Income Fund (15,579,661 shares;
        cost - $172,953,865)                                                         -                   -                  -
      Multiple Strategies Fund  (4,840,976 shares;
        cost - $74,505,766)                                                          -                   -                  -
Investment in Goldmans Sachs Variable
    Insurance Trust, at fair value (note 2):
      Growth & Income Fund (630,375 shares;
        cost - $6,683,962)                                                           -                   -                  -
      Mid Cap Equity Fund  (1,207,002 shares;
        cost - $11,209,208)                                                          -                   -                  -
Investment in Salomon Brothers Variable
    Series Funds, at fair value (note 2):
      Strategic Bond Fund (257,890 shares;
        cost - $2,609,396)                                                           -                   -                  -
      Investors Fund  (67,945 shares;
        cost - $812,998)                                                             -                   -                  -
      Total Return Fund  (176,664 shares;
        cost - $1,881,062)                                                           -                   -                  -
Receivable from affiliate (note 3)                                                   -                   -                  -
Receivable for units sold                                                      141,572              58,016             60,875
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                                        $       70,573,232         235,240,649        220,614,370
====================================================================================================================================

Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                  97,599             403,550            283,819
Payable for units withdrawn                                                          -             154,516             75,915
------------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                               97,599             558,066            359,734
------------------------------------------------------------------------------------------------------------------------------------

Net assets                                                          $       70,475,633         234,682,583        220,254,636
====================================================================================================================================
Outstanding units:  Type I (note 2)                                            879,060           1,974,196          1,030,723
====================================================================================================================================
Net asset value per unit:  Type I                                                21.59               48.80              53.10
====================================================================================================================================
Outstanding units:  Type II (note 2)                                         2,355,664           2,890,052          3,134,168
====================================================================================================================================
Net asset value per unit:  Type II                                               21.00               47.45              51.64
====================================================================================================================================
Outstanding units:  Type III (note 2)                                          205,536             105,948            331,931
====================================================================================================================================
Net asset value per unit:  Type III                                               9.73               11.41              10.91
====================================================================================================================================
Outstanding units:  Type 4 (note 2)                                              2,848                   -              5,081
====================================================================================================================================
Net asset value per unit:  Type 4                                                 9.80               10.69              10.52
====================================================================================================================================



------------------------------------------------------------------------------------------------------------------
                                                                            Oppenheimer Variable Account Funds
                                                                         -----------------------------------------
                                                                                 High            Multiple
                                                                               Income          Strategies
Assets                                                                        Fund/VA             Fund/VA
------------------------------------------------------------------------------------------------------------------

Investment in Oppenheimer Variable Account Funds, at fair value
      (note 2):
      Bond Fund (6,124,492 shares;
        cost - $72,657,873)                                              $          -                   -
      Capital Appreciation Fund (4,335,164 shares;
        cost - $184,758,724)                                                        -                   -
      Growth Fund (5,412,356 shares;
        cost - $178,131,913)                                                        -                   -
      High Income Fund (15,579,661 shares;
        cost - $172,953,865)                                              166,234,987                   -
      Multiple Strategies Fund  (4,840,976 shares;
        cost - $74,505,766)                                                         -          82,006,134
Investment in Goldmans Sachs Variable
    Insurance Trust, at fair value (note 2):
      Growth & Income Fund (630,375 shares;
        cost - $6,683,962)                                                          -                   -
      Mid Cap Equity Fund  (1,207,002 shares;
        cost - $11,209,208)                                                         -                   -
Investment in Salomon Brothers Variable
    Series Funds, at fair value (note 2):
      Strategic Bond Fund (257,890 shares;
        cost - $2,609,396)                                                          -                   -
      Investors Fund  (67,945 shares;
        cost - $812,998)                                                            -                   -
      Total Return Fund  (176,664 shares;
        cost - $1,881,062)                                                          -                   -
Receivable from affiliate (note 3)                                                  -                   -
Receivable for units sold                                                     511,194              52,754
------------------------------------------------------------------------------------------------------------------

Total assets                                                             $166,746,181          82,058,888
==================================================================================================================

Liabilities
------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                191,970             180,363
Payable for units withdrawn                                                    65,473                   -
------------------------------------------------------------------------------------------------------------------

Total liabilities                                                             257,443             180,363
------------------------------------------------------------------------------------------------------------------

Net assets                                                               $166,488,738          81,878,525
==================================================================================================================
Outstanding units:  Type I (note 2)                                         1,431,003           1,208,593
==================================================================================================================
Net asset value per unit:  Type I                                               32.05               30.05
==================================================================================================================
Outstanding units:  Type II (note 2)                                        3,697,215           1,537,557
==================================================================================================================
Net asset value per unit:  Type II                                              31.17               29.22
==================================================================================================================
Outstanding units:  Type III (note 2)                                         526,200              58,152
==================================================================================================================
Net asset value per unit:  Type III                                             10.13               10.71
==================================================================================================================
Outstanding units:  Type 4 (note 2)                                             5,356               1,005
==================================================================================================================
Net asset value per unit:  Type 4                                                9.80               10.00
==================================================================================================================




------------------------------------------------------------------------------------------------------------------

                                                                           Goldman Sachs Variable Insurance Trust
                                                                        ------------------------------------------
                                                                              Growth and           Mid Cap
                                                                                  Income             Value
Assets                                                                              Fund              Fund
------------------------------------------------------------------------------------------------------------------

Investment in Oppenheimer Variable Account Funds, at fair value
     (note 2)
      Bond Fund (6,124,492 shares;
        cost - $72,657,873)                                                  $         -                 -
      Capital Appreciation Fund (4,335,164 shares;
        cost - $184,758,724)                                                           -                 -
      Growth Fund (5,412,356 shares;
        cost - $178,131,913)                                                           -                 -
      High Income Fund (15,579,661 shares;
        cost - $172,953,865)                                                           -                 -
      Multiple Strategies Fund  (4,840,976 shares;
        cost - $74,505,766)                                                            -                 -
Investment in Goldmans Sachs Variable
    Insurance Trust, at fair value (note 2):
      Growth & Income Fund (630,375 shares;
        cost - $6,683,962)                                                     7,274,529                 -
      Mid Cap Equity Fund  (1,207,002 shares;
        cost - $11,209,208)                                                            -        12,070,021
Investment in Salomon Brothers Variable
    Series Funds, at fair value (note 2):
      Strategic Bond Fund (257,890 shares;
        cost - $2,609,396)                                                             -                 -
      Investors Fund  (67,945 shares;
        cost - $812,998)                                                               -                 -
      Total Return Fund  (176,664 shares;
        cost - $1,881,062)                                                             -                 -
Receivable from affiliate (note 3)                                                     -                 1
Receivable for units sold                                                            200           107,429
------------------------------------------------------------------------------------------------------------------

Total assets                                                                 $ 7,274,729        12,177,451
==================================================================================================================

Liabilities
------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                     6,815            10,012
Payable for units withdrawn                                                       28,217                 -
------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                 35,032            10,012
------------------------------------------------------------------------------------------------------------------

Net assets                                                                   $ 7,239,697        12,167,439
==================================================================================================================
Outstanding units:  Type I (note 2)                                               74,919           173,119
==================================================================================================================
Net asset value per unit:  Type I                                                   9.73              9.94
==================================================================================================================
Outstanding units:  Type II (note 2)                                             627,732           624,942
==================================================================================================================
Net asset value per unit:  Type II                                                  9.70              9.91
==================================================================================================================
Outstanding units:  Type III (note 2)                                             38,270           348,392
==================================================================================================================
Net asset value per unit:  Type III                                                11.02             11.89
==================================================================================================================
Outstanding units:  Type 4 (note 2)                                                    -            10,519
==================================================================================================================
Net asset value per unit:  Type 4                                                      -             10.56
==================================================================================================================



--------------------------------------------------------------------------------------------------------------------------

                                                                           Salomon Brothers Variable Series Funds, Inc.
                                                                        --------------------------------------------------
                                                                          Strategic                                 Total
                                                                               Bond         Investors              Return
Assets                                                                         Fund              Fund                Fund
--------------------------------------------------------------------------------------------------------------------------

Investment in Oppenheimer Variable Account Funds, at fair value
     (note 2)
      Bond Fund (6,124,492 shares;
        cost - $72,657,873)                                              $        -                 -                   -
      Capital Appreciation Fund (4,335,164 shares;
        cost - $184,758,724)                                                      -                 -                   -
      Growth Fund (5,412,356 shares;
        cost - $178,131,913)                                                      -                 -                   -
      High Income Fund (15,579,661 shares;
        cost - $172,953,865)                                                      -                 -                   -
      Multiple Strategies Fund  (4,840,976 shares;
        cost - $74,505,766)                                                       -                 -                   -
Investment in Goldmans Sachs Variable
    Insurance Trust, at fair value (note 2):
      Growth & Income Fund (630,375 shares;
        cost - $6,683,962)                                                        -                 -                   -
      Mid Cap Equity Fund  (1,207,002 shares;
        cost - $11,209,208)                                                       -                 -                   -
Investment in Salomon Brothers Variable
    Series Funds, at fair value (note 2):
      Strategic Bond Fund (257,890 shares;
        cost - $2,609,396)                                                2,591,792                 -                   -
      Investors Fund  (67,945 shares;
        cost - $812,998)                                                          -           862,903                   -
      Total Return Fund  (176,664 shares;
        cost - $1,881,062)                                                        -                 -           1,923,873
Receivable from affiliate (note 3)                                                -                 -               1,652
Receivable for units sold                                                     5,851            66,136                   -
--------------------------------------------------------------------------------------------------------------------------

Total assets                                                             $2,597,643           929,039           1,925,525
==========================================================================================================================

Liabilities
--------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                2,006               610               1,419
Payable for units withdrawn                                                       -                 -                   -
--------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                             2,006               610               1,419
--------------------------------------------------------------------------------------------------------------------------

Net assets                                                               $2,595,637           928,429           1,924,106
==========================================================================================================================
Outstanding units:  Type I (note 2)                                          71,370             6,725               8,729
==========================================================================================================================
Net asset value per unit:  Type I                                             10.10             13.93               11.12
==========================================================================================================================
Outstanding units:  Type II (note 2)                                        110,602            29,054             118,226
==========================================================================================================================
Net asset value per unit:  Type II                                            10.09             13.90               11.10
==========================================================================================================================
Outstanding units:  Type III (note 2)                                        74,767            37,666              49,542
==========================================================================================================================
Net asset value per unit:  Type III                                            9.86             11.44               10.39
==========================================================================================================================
Outstanding units:  Type 4 (note 2)                                           2,210                 -                   -
==========================================================================================================================
Net asset value per unit:  Type 4                                              9.78             10.37               10.06
==========================================================================================================================

See accompanying notes to financial statements.

 GE LIFE & ANNUITY SEPARATE ACCOUNT 4

As of June 30, 1999
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Variable Insurance Products Fund
                                                                           ---------------------------------------------------------
                                                                                     Equity
                                                                                     Income          Growth            Overseas
Assets                                                                            Portfolio       Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products Fund, at fair value (note 2):
        Equity-Income Portfolio (27,171,696 shares;
           cost - $583,663,031)                                               $ 740,428,720               -                   -
        Growth Portfolio (11,014,157 shares;
           cost - $373,073,463)                                                           -     503,677,412                   -
        Overseas Portfolio (5,308,150 shares;
           cost - $107,522,057)                                                           -               -         110,409,519
Investment in Variable Insurance Products
     Fund II, at fair value (note 2):
        Asset Manager Portfolio (27,724,633 shares;
           cost - $423,973,423)                                                           -               -                   -
        Contrafund Portfolio (15,838,746 shares;
           cost - $303,064,857)                                                           -               -                   -
Investment in Variable Insurance Products
     Fund III, at fair value (note 2):
        Growth & Income Portfolio (5,677,509 shares;
           cost - $85,359,105)                                                            -               -                   -
        Growth Opportunities Portfolio
           (3,455,384 shares;  cost - $71,756,743)                                        -               -                   -
Receivable from affiliate (note 3)                                                        1               -                   -
Receivable for units sold                                                            85,589         571,187               9,684
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                   $740,514,310     504,248,599         110,419,203
====================================================================================================================================

Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                      909,808         763,173             272,167
Payable for units withdrawn                                                         104,407         152,482              20,314
------------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                 1,014,215         915,655             292,481
------------------------------------------------------------------------------------------------------------------------------------

Net assets                                                                     $739,500,095     503,332,944         110,126,722
====================================================================================================================================
Outstanding units:  Type I (note 2)                                               5,050,684       3,668,810           2,787,384
====================================================================================================================================
Net asset value per unit:  Type I                                                     46.20           61.80               25.35
====================================================================================================================================
Outstanding units:  Type II (note 2)                                             11,047,518       4,277,429           1,562,065
====================================================================================================================================
Net asset value per unit:  Type II                                                    44.92           60.09               24.65
====================================================================================================================================
Outstanding units:  Type III (note 2)                                               842,118       1,817,122              91,236
====================================================================================================================================
Net asset value per unit:  Type III                                                   11.38           10.68               10.54
====================================================================================================================================
Outstanding units:  Type 4 (note 2)                                                  32,195          15,740                   -
====================================================================================================================================
Net asset value per unit:  Type 4                                                      9.96           10.35                9.99
====================================================================================================================================




---------------------------------------------------------------------------------------------------------------------------
                                                                Variable Insurance            Variable Insurance Product
                                                                 Products Fund II                       Fund III
                                                         ------------------------------  ---------------------------------
                                                               Asset                          Growth &             Growth
                                                             Manager       Contrafund           Income      Opportunities
Assets                                                     Portfolio        Portfolio        Portfolio          Portfolio
--------------------------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products Fund, at
 fair value (note 2):
        Equity-Income Portfolio (27,171,696 shares;
           cost - $583,663,031)                         $          -                -                -                  -
        Growth Portfolio (11,014,157 shares;
           cost - $373,073,463)                                    -                -                -                  -
        Overseas Portfolio (5,308,150 shares;
           cost - $107,522,057)                                    -                -                -                  -
Investment in Variable Insurance Products
     Fund II, at fair value (note 2):
        Asset Manager Portfolio (27,724,633 shares;
           cost - $423,973,423)                          490,448,764                -                -                  -
        Contrafund Portfolio (15,838,746 shares;
           cost - $303,064,857)                                    -      413,391,258                -                  -
Investment in Variable Insurance Products
     Fund III, at fair value (note 2):
        Growth & Income Portfolio (5,677,509 shares;
           cost - $85,359,105)                                     -                -       97,085,398                  -
        Growth Opportunities Portfolio
           (3,455,384 shares;  cost - $71,756,743)                 -                -                -         81,685,266
Receivable from affiliate (note 3)                                 -                1                -                  -
Receivable for units sold                                      2,555          512,040          450,370            185,391
--------------------------------------------------------------------------------------------------------------------------

Total assets                                            $490,451,319      413,903,299       97,535,768         81,870,657
==========================================================================================================================

Liabilities
--------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)               734,022          461,675          460,149             83,856
Payable for units withdrawn                                  224,623           31,010          158,279                  -
--------------------------------------------------------------------------------------------------------------------------

Total liabilities                                            958,645          492,685          618,428             83,856
--------------------------------------------------------------------------------------------------------------------------

Net assets                                              $489,492,674      413,410,614       96,917,340         81,786,801
==========================================================================================================================
Outstanding units:  Type I (note 2)                       13,470,948        2,979,095          942,774            674,003
==========================================================================================================================
Net asset value per unit:  Type I                              29.20            29.10            17.02              16.04
==========================================================================================================================
Outstanding units:  Type II (note 2)                       3,293,217       10,894,049        4,249,124          4,137,458
==========================================================================================================================
Net asset value per unit:  Type II                             28.49            28.77            16.93              15.95
==========================================================================================================================
Outstanding units:  Type III (note 2)                        217,664        1,215,999          833,319            459,731
==========================================================================================================================
Net asset value per unit:  Type III                            10.32            10.61            10.65              10.65
==========================================================================================================================
Outstanding units:  Type 4 (note 2)                            7,032           38,804            5,881              8,567
==========================================================================================================================
Net asset value per unit:  Type 4                              10.09            10.19            10.00              10.18
==========================================================================================================================

See accompanying notes to audited financial statements.

 GE LIFE & ANNUITY SEPARATE ACCOUNT 4

As of June 30, 1999
(Unaudited)

------------------------------------------------------------------------------------------------------------------

                                                                                  Federated Insurance Series
                                                                  ----------------------------------------------
                                                                        American            High
                                                                         Leaders     Income Bond          Utility
Assets                                                                   Fund II         Fund II          Fund II
------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series, at
 fair value (note 2):
        American Leaders Fund II  (4,353,077 shares;
           cost - $87,265,797)                                      $ 95,506,500               -                -
        High Income Bond Fund II  (6,158,156 shares;
           cost - $65,293,091)                                                 -      63,244,265                -
        Utility Fund II (3,673,981 shares;
           cost - $48,487,569)                                                 -               -       53,382,940
Investment in Alger American,
     at fair value (note 2):
        Small Capitalization Portfolio (2,370,473 shares;
           cost - $98,732,573)                                                 -               -                -
        Growth Portfolio (3,800,799 shares;
           cost - $182,230,930)                                                -               -                -
Investment in PBHG Insurance Series
     Fund Inc., at fair value (note 2):
        PBHG Large Cap Portfolio (772,230 shares;
           cost - $10,644,788)                                                 -               -                -
        PBHG Growth II Portfolio (895,185 shares;
           cost - $10,008,682)                                                 -               -                -
Receivable from affiliate (note 3)                                             -               -                -
Receivable for units sold                                                302,440          55,042           54,049
------------------------------------------------------------------------------------------------------------------

Total assets                                                         $95,808,940      63,299,307       53,436,989
==================================================================================================================

Liabilities
------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                          100,176          65,386           57,433
 Payable for units withdrawn                                               3,999          29,770           75,406
------------------------------------------------------------------------------------------------------------------

 Total liabilities                                                       104,175          95,156          132,839
==================================================================================================================

 Net assets                                                          $95,704,765      63,204,151       53,304,150
==================================================================================================================
Outstanding units:  Type I (note 2)                                      497,652         488,873          419,995
==================================================================================================================
Net asset value per unit:  Type I                                          18.81           15.65            19.46
==================================================================================================================
Outstanding units:  Type II (note 2)                                   4,295,593       3,440,735        2,268,210
==================================================================================================================
Net asset value per unit:  Type II                                         18.66           15.48            19.24
==================================================================================================================
Outstanding units:  Type III (note 2)                                    554,992         223,958          138,245
==================================================================================================================
Net asset value per unit:  Type III                                        11.15           10.00            10.65
==================================================================================================================
Outstanding units:  Type 4 (note 2)                                            -           5,260            1,805
==================================================================================================================
Net asset value per unit:  Type 4                                          10.01            9.72            10.18
==================================================================================================================





----------------------------------------------------------------------------------------------------------------------------

                                                                  Alger American Fund       PBHG Insurance Series Fund, Inc.
                                                          -------------------------------   --------------------------------
                                                                   Small                       PBHG Large            PBHG
                                                          Capitalization           Growth      Cap Growth       Growth II
Assets                                                         Portfolio        Portfolio       Portfolio       Portfolio
----------------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series, at
 fair value (note 2):
        American Leaders Fund II  (4,353,077 shares;
           cost - $87,265,797)                              $          -                -               -               -
        High Income Bond Fund II  (6,158,156 shares;
           cost - $65,293,091)                                         -                -               -               -
        Utility Fund II (3,673,981 shares;
           cost - $48,487,569)                                         -                -               -               -
Investment in Alger American,
     at fair value (note 2):
        Small Capitalization Portfolio (2,370,473 shares;
           cost - $98,732,573)                               103,305,222                -               -               -
        Growth Portfolio (3,800,799 shares;
           cost - $182,230,930)                                        -      212,236,603               -               -
Investment in PBHG Insurance Series
     Fund Inc., at fair value (note 2):
        PBHG Large Cap Portfolio (772,230 shares;
           cost - $10,644,788)                                         -                -      12,772,687               -
        PBHG Growth II Portfolio (895,185 shares;
           cost - $10,008,682)                                         -                -               -      13,024,935
Receivable from affiliate (note 3)                                     -                -               -               -
Receivable for units sold                                        129,672        2,469,708         104,528           7,239
--------------------------------------------------------------------------------------------------------------------------

Total assets                                                $103,434,894      214,706,311      12,877,215      13,032,174
==========================================================================================================================

Liabilities
--------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                  110,987          290,465          40,913          14,902
 Payable for units withdrawn                                       6,606                -              14               5
--------------------------------------------------------------------------------------------------------------------------

 Total liabilities                                               117,593          290,465          40,927          14,907
==========================================================================================================================

 Net assets                                                 $103,317,301      214,415,846      12,836,288      13,017,267
==========================================================================================================================
Outstanding units:  Type I (note 2)                            1,353,207        1,537,160         113,234         118,824
==========================================================================================================================
Net asset value per unit:  Type I                                  13.69            22.65           16.13           14.19
==========================================================================================================================
Outstanding units:  Type II (note 2)                           6,077,951        7,096,654         686,398         803,058
==========================================================================================================================
Net asset value per unit:  Type II                                 13.56            22.44           16.04           14.11
==========================================================================================================================
Outstanding units:  Type III (note 2)                            204,280        1,840,747               -               -
==========================================================================================================================
Net asset value per unit:  Type III                                11.26            10.93               -               -
==========================================================================================================================
Outstanding units:  Type 4 (note 2)                                6,840           22,244               -               -
==========================================================================================================================
Net asset value per unit:  Type 4                                  10.92            10.38               -               -
==========================================================================================================================

See accompanying notes to audited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

As of June 30, 1999
(Unaudited)

--------------------------------------------------------------------------------------------------------------
                                                                      Janus Aspen Series
                                            ------------------------------------------------------------------
                                             Aggressive                  Worldwide                  Flexible
                                                 Growth       Growth        Growth     Balanced       Income
                                              Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
--------------------------------------------------------------------------------------------------------------

Investment in Janus Aspen Series,
     at fair value (note 2):
     Aggressive Growth Portfolio
     (5,850,867 shares;
      cost - $151,648,838)                $  202,557,027           -             -            -            -
     Growth Portfolio (16,225,179 shares;
      cost - $298,682,552)                            -   442,785,147            -            -            -
     Worldwide Growth Portfolio
     (18,628,452 shares;
      cost - $472,524,476)                            -            -    609,895,517           -            -
     Balanced Portfolio (12,014,365
     shares;
      cost - $249,760,002)                            -            -             -   299,758,397           -
     Flexible Income Portfolio
     (3,992,746 shares;
      cost - $47,840,576)                             -            -             -            -    46,156,146
     International Growth Portfolio
     (3,870,695 shares;
      cost - $81,755,786)                             -            -             -            -            -
     Capital Appreciation Portfolio
     (6,488,453 shares;
      cost - $146,477,911)                            -            -             -            -            -

Receivable from affiliate (note 3)                    -            -             1            -            -
Receivable for units sold                        109,905      704,454       664,024      699,248      148,274
--------------------------------------------------------------------------------------------------------------

Total assets                              $  202,666,932  443,489,601   610,559,542  300,457,645   46,304,420
==============================================================================================================

Liabilities
--------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate
(note 3)                                         592,718      664,413       679,616      295,205       48,884
 Payable for units withdrawn                     478,932           -             -            -            -
--------------------------------------------------------------------------------------------------------------

 Total liabilities                             1,071,650      664,413       679,616      295,205       48,884
==============================================================================================================

 Net assets                               $  201,595,282  442,825,188   609,879,926  300,162,440   46,255,536
==============================================================================================================
Outstanding units:  Type I (note 2)            1,598,342    4,263,434     4,656,531    3,053,798      579,566
==============================================================================================================
Net asset value per unit:  Type I                  34.95        29.79         33.00        21.79        13.34
==============================================================================================================
Outstanding units:  Type II (note 2)           3,949,685    9,997,234    13,505,597    9,437,677    2,735,360
==============================================================================================================
Net asset value per unit:  Type II                 34.45        29.36         32.53        21.59        13.21
==============================================================================================================
Outstanding units:  Type III (note 2)            773,525    1,996,172     1,540,215    2,782,983      232,642
==============================================================================================================
Net asset value per unit:  Type III                12.24        10.99         10.56        10.63         9.82
==============================================================================================================
Outstanding units:  Type 4 (note 2)               18,791       34,556        59,193       27,542       10,795
==============================================================================================================
Net asset value per unit:  Type 4                  10.57        10.44         10.35        10.08         9.77
==============================================================================================================



-------------------------------------------------------------------
                                            Janus Aspen Series
                                         --------------------------
                                          International    Capital
                                               Growth   Appreciation
                                            Portfolio    Portfolio
-------------------------------------------------------------------
Investment in Janus Aspen Series,
     at fair value (note 2):
     Aggressive Growth Portfolio
     (5,850,867 shares;
      cost - $151,648,838)                 $        -            -
     Growth Portfolio (16,225,179 shares;
      cost - $298,682,552)                          -            -
     Worldwide Growth Portfolio
     (18,628,452 shares;
      cost - $472,524,476)                          -            -
     Balanced Portfolio (12,014,365
     shares;
      cost - $249,760,002)                          -            -
     Flexible Income Portfolio
     (3,992,746 shares;
      cost - $47,840,576)                           -            -
     International Growth Portfolio
     (3,870,695 shares;
      cost - $81,755,786)                   90,380,740           -
     Capital Appreciation Portfolio
     (6,488,453 shares;
      cost - $146,477,911)                          -   162,276,213
Receivable from affiliate (note 3)                  -            1
Receivable for units sold                      514,940    1,805,741
-------------------------------------------------------------------

Total assets                               $90,895,680  164,081,955
-------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------

 Accrued expenses payable to affiliate
(note 3)                                        94,069      213,417
 Payable for units withdrawn                    58,582           -
-------------------------------------------------------------------

 Total liabilities                             152,651      213,417
-------------------------------------------------------------------

 Net assets                                 90,743,029  163,868,538
===================================================================
Outstanding units:  Type I (note 2)            969,984    1,201,842
===================================================================
Net asset value per unit:  Type I                17.36        24.49
===================================================================
Outstanding units:  Type II (note 2)         4,139,094    4,241,913
===================================================================
Net asset value per unit:  Type II               17.22        24.35
===================================================================
Outstanding units:  Type III (note 2)          252,536    2,694,085
===================================================================
Net asset value per unit:  Type III              10.41        11.43
===================================================================
Outstanding units:  Type 4 (note 2)                 -        35,041
===================================================================
Net asset value per unit:  Type 4                10.32        10.03
===================================================================


See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations
For the period ended June 30, 1999
(Unaudited)


-----------------------------------------------------------------------------------------------------------------------------

                                                                                 GE Investments Funds, Inc.
                                                            -----------------------------------------------------------------
                                                                   S&P 500            Money           Total   International
                                                                     Index           Market          Return          Equity
                                                                      Fund             Fund            Fund            Fund
                                                            -----------------------------------------------------------------
                                                                Six Months       Six Months      Six Months      Six Months
                                                             Ended 6/30/99    Ended 6/30/99   Ended 6/30/99   Ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                      $          -        5,827,205               -               -
      Expenses - Mortality and expense
           risk charges (note 3)                                 2,450,222        1,634,510         478,369          83,443
-----------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                 (2,450,222)       4,192,695        (478,369)        (83,443)
-----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                             18,138,919               (9)        435,649       1,497,778
           Unrealized appreciation (depreciation)
                on investments                                  24,523,561               10       4,344,186         346,962
-----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                            42,662,480                1       4,779,835       1,844,740
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                        $  40,212,258        4,192,696       4,301,466       1,761,297
=============================================================================================================================



-----------------------------------------------------------------------------------------------------------------------

                                                                              GE Investments Funds, Inc.
                                                         --------------------------------------------------------------
                                                           Real Estate           Global           Value
                                                            Securities           Income          Equity         Income
                                                                  Fund             Fund            Fund           Fund
                                                         --------------------------------------------------------------
                                                            Six Months       Six Months      Six Months     Six Months
                                                         Ended 6/30/99    Ended 6/30/99   Ended 6/30/99  Ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                             -                -               -              -
      Expenses - Mortality and expense
           risk charges (note 3)                               191,070           26,514         274,524        230,573
-----------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                               (191,070)         (26,514)       (274,524)      (230,573)
-----------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                         (1,852,095)         (93,274)        630,042       (101,067)
           Unrealized appreciation (depreciation)
                on investments                               5,557,340         (629,594)      8,873,285       (595,121)
-----------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                         3,705,245         (722,868)      9,503,327       (696,188)
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                        3,514,175         (749,382)      9,228,803       (926,761)
=======================================================================================================================




-----------------------------------------------------------------------------------


                                                        ----------------------------
                                                                 U.S.       Premier
                                                               Equity Growth Equity
                                                                 Fund          Fund
                                                        ----------------------------
                                                           Six Months   Period from
                                                        Ended 6/30/99  5/05-6/30/99
------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                            -             -
      Expenses - Mortality and expense
           risk charges (note 3)                               38,375           424
------------------------------------------------------------------------------------

Net investment income (expense)                               (38,375)         (424)
------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                            96,060           939
           Unrealized appreciation (depreciation)
                on investments                                699,447        17,521
------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                          795,507        18,460
------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                         757,132        18,036
====================================================================================

See accompanying notes to audited financial statements.

 GE LIFE & ANNUITY SEPARATE ACCOUNT 4

For the period ended June 30, 1999
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                                         Oppenheimer Variable Account Funds
                                                     -------------------------------------------------------------------------------
                                                                           Capital      Aggressive           High         Multiple
                                                              Bond    Appreciation          Growth         Income       Strategies
                                                           Fund/VA         Fund/VA         Fund/VA        Fund/VA          Fund/VA
                                                     -------------------------------------------------------------------------------
                                                        Six Months      Six Months      Six Months     Six Months       Six Months
                                                     Ended 6/30/99   Ended 6/30/99   Ended 6/30/99  Ended 6/30/99    Ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                               $ 3,401,323               -       8,091,187     11,617,048        6,709,060
      Expenses - Mortality and expense
           risk charges (note 3)                           430,527       1,381,338       1,306,563      1,100,774          499,212
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                          2,970,796      (1,381,338)      6,784,624     10,516,274        6,209,848
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
           Net realized gain (loss)                        (54,196)     22,668,094       3,572,100       (976,275)       1,007,737
           Unrealized appreciation (depreciation)
                on investments                          (4,539,721)     19,822,850      18,204,371     (4,173,483)      (1,179,510)
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                    (4,593,917)     42,490,944      21,776,471     (5,149,758)        (171,773)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
       from operations                                 $(1,623,121)     41,109,606      28,561,095      5,366,516        6,038,075
====================================================================================================================================


---------------------------------------------------------------------------------------------------------------------------------
                                                  Goldman Sachs Variable Insurance
                                                                Trust                Salomon Brothers Variable Series Funds, Inc.
                                                 ---------------------------------  ---------------------------------------------
                                                    Growth and          Mid Cap       Strategic                            Total
                                                        Income            Value            Bond       Investors           Return
                                                          Fund             Fund            Fund            Fund             Fund
                                                 --------------------------------------------------------------------------------
                                                    Six Months       Six Months      Six Months      Six Months       Six Months
                                                 Ended 6/30/99    Ended 6/30/99   Ended 6/30/99   Ended 6/30/99    Ended 6/30/99
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                              $      -                -               -               -                -
      Expenses - Mortality and expense
           risk charges (note 3)                        37,056           39,353           7,799           1,645            5,862
---------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                        (37,056)         (39,353)         (7,799)         (1,645)          (5,862)
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
           Net realized gain (loss)                     23,697          162,897            (498)          1,381            4,578
           Unrealized appreciation (depreciation)
                on investments                         550,485          848,025         (12,781)         49,584           45,770
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                   574,182        1,010,922         (13,279)         50,965           50,348
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
       from operations                                $537,126          971,569         (21,078)         49,320           44,486
=================================================================================================================================

See accompanying notes to audited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

For the period ended June 30, 1999
(Unaudited)

--------------------------------------------------------------------------------------------------------------

                                                                      Variable Insurance Products Fund
                                                              ------------------------------------------------
                                                                      Equity
                                                                      Income           Growth        Overseas
                                                                   Portfolio        Portfolio       Portfolio
                                                              ------------------------------------------------
                                                                  Six Months       Six Months      Six Months
                                                               Ended 6/30/99    Ended 6/30/99   Ended 6/30/99
--------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                        $ 32,760,275       47,806,618       4,136,280
      Expenses - Mortality and expense
           risk charges (note 3)                                   4,480,294        2,829,953         643,683
--------------------------------------------------------------------------------------------------------------

Net investment income                                             28,279,981       44,976,665       3,492,597
--------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain                                      17,783,483       17,988,163       8,457,623
           Unrealized appreciation (depreciation)
                on investments                                    33,505,493       (4,664,235)     (2,516,622)
--------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                              51,288,976       13,323,928       5,941,001
--------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                          $ 79,568,957       58,300,593       9,433,598
==============================================================================================================



-----------------------------------------------------------------------------------------------------------------------
                                                                   Variable Insurance       Variable Insurance
                                                                    Products Fund II         Product Fund III
                                                         -------------------------------   ----------------------------
                                                                  Asset                       Growth &         Growth
                                                                Manager     Contrafund          Income  Opportunities
                                                              Portfolio      Portfolio       Portfolio      Portfolio
                                                         -------------------------------------------------------------
                                                             Six Months     Six Months      Six Months     Six Months
                                                          Ended 6/30/99  Ended 6/30/99   Ended 6/30/99  Ended 6/30/99
----------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                    $37,100,616     14,199,340       1,173,124      1,620,161
      Expenses - Mortality and expense
           risk charges (note 3)                              2,818,161      2,439,737         492,753        426,458
----------------------------------------------------------------------------------------------------------------------

Net investment income                                        34,282,455     11,759,603         680,371      1,193,703
----------------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain                                  7,639,842     11,409,580       1,424,153        998,989
           Unrealized appreciation (depreciation)
                on investments                              (19,643,809)    14,212,704       3,355,464      2,057,231
----------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                        (12,003,967)    25,622,284       4,779,617      3,056,220
----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                      $22,278,488     37,381,887       5,459,988      4,249,923
======================================================================================================================


See accompanying notes to unaudited financial statements.

 GE LIFE & ANNUITY SEPARATE ACCOUNT 4

For the period ended June 30, 1999
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Federated Insurance Series                 Alger American
                                                       ---------------------------------------------  -----------------------------
                                                            American           High                            Small
                                                             Leaders    Income Bond         Utility   Capitalization        Growth
                                                             Fund II        Fund II         Fund II        Portfolio     Portfolio
                                                       ----------------------------------------------------------------------------
                                                          Six Months     Six Months      Six Months       Six Months    Six Months
                                                       Ended 6/30/99  Ended 6/30/99   Ended 6/30/99    Ended 6/30/99 Ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                 $ 7,826,284      4,654,185       3,500,242       11,288,748    16,531,926
      Expenses - Mortality and expense
           risk charges (note 3)                             549,690        368,559         315,523          597,685     1,092,734
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                            7,276,594      4,285,626       3,184,719       10,691,063    15,439,192
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                        1,070,507        (62,547)        733,547        2,538,083     8,983,956
           Unrealized appreciation (depreciation)
                on investments                               673,813     (3,140,176)     (2,639,504)      (1,744,803)     (749,858)
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                       1,744,320     (3,202,723)     (1,905,957)         793,280     8,234,098
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                   $ 9,020,914      1,082,903       1,278,762       11,484,343    23,673,290
===================================================================================================================================


-------------------------------------------------------------------------------------
                                                              PBHG Insurance
                                                             Series Fund, Inc.
                                                       -------------------------------
                                                          PBHG  Large            PBHG
                                                           Cap Growth       Growth II
                                                            Portfolio       Portfolio
                                                       -------------------------------
                                                           Six Months      Six Months
                                                        Ended 6/30/99   Ended 6/30/99
--------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                     $      -               -
      Expenses - Mortality and expense
           risk charges (note 3)                               81,389          76,141
--------------------------------------------------------------------------------------

Net investment income (expense)                               (81,389)        (76,141)
--------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                           873,853         514,728
           Unrealized appreciation (depreciation)
                on investments                                (47,077)      2,076,524
--------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                          826,776       2,591,252
--------------------------------------------------------------------------------------

Increase in net assets from operations                       $745,387       2,515,111
======================================================================================

See accompanying notes to unaudited financial statements.

 GE LIFE & ANNUITY SEPARATE ACCOUNT 4

For the period ended June 30, 1999
(Unaudited)

----------------------------------------------------------------------------------------------------------------------------

                                                                               Janus Aspen Series
                                                 ---------------------------------------------------------------------------
                                                    Aggressive                     Worldwide                       Flexible
                                                        Growth         Growth         Growth        Balanced         Income
                                                     Portfolio      Portfolio      Portfolio       Portfolio      Portfolio
                                                 ---------------------------------------------------------------------------
                                                    Six Months     Six Months     Six Months      Six Months     Six Months
                                                 Ended 6/30/99  Ended 6/30/99  Ended 6/30/99   Ended 6/30/99  Ended 6/30/99
----------------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                           $ 7,788,854      2,741,306      1,115,148       3,082,905      1,627,940
      Expenses - Mortality and expense
           risk charges (note 3)                     1,023,103      2,439,753      3,587,104       1,485,805        254,258
----------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                      6,765,751        301,553     (2,471,956)      1,597,100      1,373,682
----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
 investments:
           Net realized gain                        22,870,088     14,965,943     29,909,827       5,535,481         65,707
           Unrealized appreciation (depreciation)
                on investments                      11,212,292     40,979,343     35,870,354      16,283,471     (2,050,486)
----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                34,082,380     55,945,286     65,780,181      21,818,952     (1,984,779)
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                             $ 40,848,131     56,246,839     63,308,225      23,416,052       (611,097)
============================================================================================================================


-------------------------------------------------------------------------------

                                                       Janus Aspen Series
                                                 ------------------------------
                                                  International        Capital
                                                         Growth   Appreciation
                                                      Portfolio      Portfolio
                                                 ------------------------------
                                                     Six Months     Six Months
                                                  Ended 6/30/99  Ended 6/30/99
-------------------------------------------------------------------------------
Investment income:
      Income - Dividends                             $  230,552        322,667
      Expenses - Mortality and expense
           risk charges (note 3)                        542,982        601,309
-------------------------------------------------------------------------------

Net investment income (expense)                        (312,430)      (278,642)
-------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
 investments:
           Net realized gain                          2,631,080      5,822,182
           Unrealized appreciation (depreciation)
                on investments                        5,316,268      8,253,229
-------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                  7,947,348     14,075,411
-------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                 7,634,918     13,796,769
===============================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets
For the period ended June 30, 1999
(Unaudited)


-------------------------------------------------------------------------------------------------------------------------------

                                                                        GE Investments Funds, Inc.
                                                      -------------------------------------------------------------------------
                                                            S&P 500          Money           Total International    Real Estate
                                                              Index         Market          Return        Equity     Securities
                                                               Fund           Fund            Fund          Fund           Fund
                                                      -------------------------------------------------------------------------
                                                         Six Months     Six Months      Six Months    Six Months     Six Months
                                                      Ended 6/30/99  Ended 6/30/99   Ended 6/30/99 Ended 6/30/99  Ended 6/30/99
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
      Net investment income (expense)                  $ (2,450,222)     4,192,695        (478,369)      (83,443)      (191,070)
      Net realized gain (loss)                           18,138,919             (9)        435,649     1,497,778     (1,852,095)
      Unrealized appreciation (depreciation)
           on investments                                24,523,561             10       4,344,186       346,962      5,557,340
-------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations        40,212,258      4,192,696       4,301,466     1,761,297      3,514,175
-------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                       65,243,058    136,956,953       8,697,887       747,565      1,266,192
      Transfers (to) from the general account of  GE
         Life & Annuity:
           Death benefits                                  (985,492)    (2,030,521)       (322,649)      (32,252)       (88,170)
           Surrenders                                   (10,846,563)   (69,860,446)     (2,641,333      (272,688)    (1,404,359)
           Cost of insurance and administrative
              expense (note 3)                             (157,358)      (156,763)        (40,939)       (5,770)       (13,883)
           Transfer gain (loss) and transfer fees           (42,391)       420,280         (63,472)      (33,951)      (122,355)
           Transfers (to) from the Guarantee Account
              (note 1)                                   37,383,495     10,952,189       6,634,337       658,177      1,497,416
      Interfund transfers                                15,767,667    (32,284,339)        524,821       513,635     (4,942,093)
-------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital
   transactions                                         106,362,416     43,997,353      12,788,652     1,574,716     (3,807,252)
-------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                       146,574,674     48,190,049      17,090,118     3,336,013       (293,077)

Net assets at beginning of year                         308,827,400    218,536,941      66,108,344    26,819,751     46,545,545
-------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                             $ 455,402,074    266,726,990      83,198,462    30,155,764     46,252,468
===============================================================================================================================



------------------------------------------------------------------------------------------------------------------------------------

                                                                               GE Investments Funds, Inc.
                                                           ------------------------------------------------------------------------
                                                                  Global          Value                          U.S.       Premier
                                                                  Income         Equity          Income        Equity Growth Equity
                                                                    Fund           Fund            Fund          Fund          Fund
                                                           ------------------------------------------------------------------------
                                                              Six Months     Six Months      Six Months    Six Months   Period from
                                                           Ended 6/30/99  Ended 6/30/99   Ended 6/30/99 Ended 6/30/99  5/05-6/30/99
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
      Net investment income (expense)                         $  (26,514)      (274,524)       (230,573)      (38,375)        (424)
      Net realized gain (loss)                                   (93,274)       630,042        (101,067)       96,060          939
      Unrealized appreciation (depreciation)
           on investments                                       (629,594)     8,873,285        (595,121)      699,447       17,521
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations               (749,382)     9,228,803        (926,761)      757,132       18,036
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                               128,517      6,085,599       3,069,372     5,603,718      424,444
      Transfers (to) from the general account of  GE
         Life & Annuity:
           Death benefits                                              -        (81,452)       (134,951)            -            -
           Surrenders                                            (96,621)    (1,492,582)       (996,612)     (201,692)           -
           Cost of insurance and administrative
             expense (note 3)                                       (785)       (19,865)        (20,289)       (1,221)          (9)
           Transfer gain (loss) and transfer fees                    440          3,426          42,125         9,866        1,261
           Transfers (to) from the Guarantee
             Account (note 1)                                    598,983      4,666,896       4,084,617     1,487,084        5,657
      Interfund transfers                                       (779,516)     3,022,323      (1,022,881)    1,310,438      176,849
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions     (148,982)    12,184,345       5,021,381     8,208,193      608,202
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                               (898,364)    21,413,148       4,094,620     8,965,325      626,238

Net assets at beginning of year                                9,670,724     39,141,139      34,323,977     2,200,980            -
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                     $8,772,360     60,554,287      38,418,597    11,166,305      626,238
===================================================================================================================================

See accompanying notes to unaudited financial statements.

 GE LIFE & ANNUITY SEPARATE ACCOUNT 4

For the period ended June 30, 1999
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                           Oppenheimer Variable Account Funds
                                                                     ---------------------------------------------------------------
                                                                                          Capital      Aggressive             High
                                                                               Bond  Appreciation          Growth           Income
                                                                            Fund/VA       Fund/VA         Fund/VA          Fund/VA
                                                                     ---------------------------------------------------------------
                                                                         Six Months    Six Months      Six Months       Six Months
                                                                      Ended 6/30/99 Ended 6/30/99   Ended 6/30/99    Ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
       Net investment income (expense)                                  $ 2,970,796    (1,381,338)      6,784,624       10,516,274
       Net realized gain (loss)                                             (54,196)   22,668,094       3,572,100         (976,275)
       Unrealized appreciation (depreciation) on investments             (4,539,721)   19,822,850      18,204,371       (4,173,483)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                        (1,623,121)   41,109,606      28,561,095        5,366,516
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                       5,826,260     3,132,731      10,005,007        8,234,538
       Transfers (to) from the general account of  GE Life & Annuity:
             Death benefits                                                (289,967)     (603,901)       (533,718)        (464,986)
             Surrenders                                                  (2,321,550)   (7,890,167)     (5,858,114)      (6,717,040)
             Cost of insurance and administrative expense (note 3)          (34,909)     (151,648)       (110,282)         (96,545)
             Transfer gain (loss) and transfer fees                        (251,091)     (227,826)       (230,665)        (290,164)
             Transfers (to) from the Guarantee Account (note 1)           7,152,840     2,645,432       7,286,613        8,207,800
       Interfund transfers                                                 (728,889)  (21,358,351)     (8,231,994)     (11,755,963)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions               9,352,694   (24,453,730)      2,326,847       (2,882,360)
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                    7,729,573    16,655,876      30,887,942        2,484,156

Net assets at beginning of period                                        62,746,060   218,026,707     189,366,694      164,004,582
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                             $70,475,633   234,682,583     220,254,636      166,488,738
====================================================================================================================================


-----------------------------------------------------------------------------------------------------------------------
                                                                          Oppenheimer
                                                                           Variable          Goldman Sachs Variable
                                                                         Account Funds           Insurance Trust
                                                                      ----------------- --------------------------------
                                                                             Multiple      Growth and         Mid Cap
                                                                           Strategies          Income           Value
                                                                              Fund/VA            Fund            Fund
                                                                      -------------------------------------------------
                                                                           Six Months      Six Months      Six Months
                                                                        Ended 6/30/99   Ended 6/30/99   Ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
       Net investment income (expense)                                    $ 6,209,848         (37,056)        (39,353)
       Net realized gain (loss)                                             1,007,737          23,697         162,897
       Unrealized appreciation (depreciation) on investments               (1,179,510)        550,485         848,025
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                           6,038,075         537,126         971,569
-----------------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                         1,862,440         967,278       2,516,219
       Transfers (to) from the general account of  GE Life & Annuity:
             Death benefits                                                  (221,011)              -               -
             Surrenders                                                    (2,947,738)       (195,016)       (158,882)
             Cost of insurance and administrative expense (note 3)            (58,851)         (1,509)         (2,175)
             Transfer gain (loss) and transfer fees                          (244,408)        (42,138)         53,249
             Transfers (to) from the Guarantee Account (note 1)             3,000,731       1,394,024       1,275,649
       Interfund transfers                                                 (5,305,274)        317,364       3,888,619
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                (3,914,111)      2,440,003       7,572,679
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      2,123,964       2,977,129       8,544,248

Net assets at beginning of period                                          79,754,561       4,262,568       3,623,191
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                               $81,878,525       7,239,697      12,167,439
=======================================================================================================================



----------------------------------------------------------------------------------------------------------------------
                                                                        Salomon Brothers Variable Series Funds, Inc.
                                                                     ------------------------------------------------
                                                                          Strategic                              Total
                                                                               Bond        Investors            Return
                                                                               Fund             Fund              Fund
                                                                     --------------------------------------------------
                                                                         Six Months       Six Months        Six Months
                                                                      Ended 6/30/99    Ended 6/30/99     Ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
       Net investment income (expense)                                   $   (7,799)          (1,645)           (5,862)
       Net realized gain (loss)                                                (498)           1,381             4,578
       Unrealized appreciation (depreciation) on investments                (12,781)          49,584            45,770
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                           (21,078)          49,320            44,486
-----------------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                         775,898          577,191           947,273
       Transfers (to) from the general account of  GE Life & Annuity:
             Death benefits                                                       -                -                 -
             Surrenders                                                     (37,631)          (1,234)          (10,354)
             Cost of insurance and administrative expense (note 3)             (548)             (48)             (100)
             Transfer gain (loss) and transfer fees                          14,115              725             2,771
             Transfers (to) from the Guarantee Account (note 1)             427,501           75,753           491,765
       Interfund transfers                                                1,305,358          215,735           104,544
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions               2,484,693          868,122         1,535,899
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                    2,463,615          917,442         1,580,385

Net assets at beginning of period                                           132,022           10,987           343,721
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                              $2,595,637          928,429         1,924,106
=======================================================================================================================


See accompanying notes to unaudited financial statements.

 GE LIFE & ANNUITY SEPARATE ACCOUNT 4

For the period ended June 30, 1999
(Unaudited)

------------------------------------------------------------------------------------------------------------------------

                                                                                   Variable Insurance Products Fund
                                                                         -----------------------------------------------
                                                                                  Equity
                                                                                  Income          Growth       Overseas
                                                                               Portfolio       Portfolio      Portfolio
                                                                         -----------------------------------------------
                                                                              Six Months      Six Months     Six Months
                                                                           Ended 6/30/99   Ended 6/30/99  Ended 6/30/99
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
       Net investment income                                                $ 28,279,981      44,976,665      3,492,597
       Net realized gain                                                      17,783,483      17,988,163      8,457,623
       Unrealized appreciation (depreciation) on investments                  33,505,493      (4,664,235)    (2,516,622)
------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                        79,568,957      58,300,593      9,433,598
------------------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                           19,112,097      39,467,797      1,315,769
       Transfers (to) from the general account of  GE Life & Annuity:
             Death benefits                                                   (1,850,414)       (930,189)      (293,551)
             Surrenders                                                      (30,176,267)    (21,879,346)    (4,552,014)
             Cost of insurance and administrative expense (note 3)              (430,188)       (324,922)       (88,943)
             Transfer gain (loss) and transfer fees                             (570,485)       (763,877)       (25,093)
             Transfers (to) from the Guarantee Account (note 1)               15,920,506       9,572,354        422,529
       Interfund transfers                                                   (34,306,438)      2,323,802        451,152
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                  (32,301,189)     27,465,619     (2,770,151)
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                             47,267,768      85,766,212      6,663,447

Net assets at beginning of year                                              692,232,327     417,566,732    103,463,275
------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                   $739,500,095     503,332,944    110,126,722
========================================================================================================================




-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Variable Insurance Product
                                                                Variable Insurance Products Fund II             Fund III
                                                                ---------------------------------------------------------------
                                                                        Asset                          Growth &         Growth
                                                                      Manager      Contrafund            Income  Opportunities
                                                                    Portfolio       Portfolio         Portfolio      Portfolio
                                                                ---------------------------------------------------------------
                                                                   Six Months      Six Months        Six Months     Six Months
                                                                Ended 6/30/99   Ended 6/30/99     Ended 6/30/99  Ended 6/30/99
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
       Net investment income                                     $ 34,282,455      11,759,603           680,371      1,193,703
       Net realized gain                                            7,639,842      11,409,580         1,424,153        998,989
       Unrealized appreciation (depreciation) on investments      (19,643,809)     14,212,704         3,355,464      2,057,231
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                             22,278,488      37,381,887         5,459,988      4,249,923
-------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                 5,896,171      28,992,704        17,855,924     14,322,755
       Transfers (to) from the general account of
         GE Life & Annuity:
             Death benefits                                        (1,309,523)       (837,022)         (176,138)      (187,780)
             Surrenders                                           (29,534,687)    (10,902,529)       (1,554,361)    (1,425,213)
             Cost of insurance and administrative
              expense (note 3)                                       (565,960)       (190,467)          (31,612)       (25,271)
             Transfer gain (loss) and transfer fees                (2,269,645)         38,881          (112,302)        12,313
             Transfers (to) from the Guarantee Account (note 1)     4,500,367      13,947,321        10,415,298      7,091,473
       Interfund transfers                                         (9,989,689)      1,255,873         8,212,960      4,112,543
-------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions       (33,272,966)     32,304,761        34,609,769     23,900,820
-------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                 (10,994,478)     69,686,648        40,069,757     28,150,743

Net assets at beginning of year                                   500,487,152     343,723,966        56,847,583     53,636,058
-------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                        $489,492,674     413,410,614        96,917,340     81,786,801
===============================================================================================================================

See accompanying notes to unaudited financial statements.

 GE LIFE & ANNUITY SEPARATE ACCOUNT 4

For the period ended June 30, 1999
(Unaudited)


-----------------------------------------------------------------------------------------------------------------

                                                                                Federated Insurance Series
                                                                      -------------------------------------------
                                                                          American           High
                                                                           Leaders    Income Bond        Utility
                                                                           Fund II        Fund II        Fund II
                                                                      -------------------------------------------
                                                                        Six Months     Six Months     Six Months
                                                                     Ended 6/30/99  Ended 6/30/99  Ended 6/30/99
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
       Net investment income (expense)                                $  7,276,594      4,285,626      3,184,719
       Net realized gain (loss)                                          1,070,507        (62,547)       733,547
       Unrealized appreciation (depreciation) on investments               673,813     (3,140,176)    (2,639,504)
-----------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                   9,020,914      1,082,903      1,278,762
-----------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                      9,561,747      5,555,814      4,412,727
       Transfers (to) from the general account of  GE Life & Annuity:
             Death benefits                                                (80,067)      (185,112)      (177,455)
             Surrenders                                                 (1,839,039)    (1,729,134)    (1,585,741)
             Cost of insurance and administrative expense (note 3)         (37,932)       (21,501)       (22,161)
             Transfer gain (loss) and transfer fees (note 3)              (170,401)         4,040       (260,557)
             Transfers (to) from the Guarantee Account (note 1)          8,254,880      5,696,306      5,085,057
       Interfund transfers                                              (3,220,562)       334,206     (1,238,327)
-----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions             12,468,626      9,654,619      6,213,543
-----------------------------------------------------------------------------------------------------------------

Increase in net assets                                                  21,489,540     10,737,522      7,492,305

Net assets at beginning of year                                         74,215,225     52,466,629     45,811,845
-----------------------------------------------------------------------------------------------------------------

Net assets at end of year                                             $ 95,704,765     63,204,151     53,304,150
=================================================================================================================


---------------------------------------------------------------------------------------------------------------------------------

                                                                             Alger American       PBHG Insurance Series Fund, Inc.
                                                                    ------------------------------------------------------------
                                                                             Small                  PBHG  Large            PBHG
                                                                    Capitalization         Growth    Cap Growth       Growth II
                                                                         Portfolio      Portfolio     Portfolio       Portfolio
                                                                    ------------------------------------------------------------
                                                                        Six Months     Six Months    Six Months      Six Months
                                                                     Ended 6/30/99  Ended 6/30/99 Ended 6/30/99   Ended 6/30/99
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
       Net investment income (expense)                                $ 10,691,063     15,439,192       (81,389)        (76,141)
       Net realized gain (loss)                                          2,538,083      8,983,956       873,853         514,728
       Unrealized appreciation (depreciation) on investments            (1,744,803)      (749,858)      (47,077)      2,076,524
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                  11,484,343     23,673,290       745,387       2,515,111
--------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                      4,523,660     37,779,935     1,104,451         928,781
       Transfers (to) from the general account of  GE Life & Annuity
             Death benefits                                               (261,128)      (519,501)      (79,917)              -
             Surrenders                                                 (3,142,916)    (5,633,623)   (1,710,630)       (713,058)
             Cost of insurance and administrative expense (note 3)         (46,011)       (68,063)       (6,168)         (4,613)
             Transfer gain (loss) and transfer fees (note 3)               125,477         65,725        26,642         (24,354)
             Transfers (to) from the Guarantee Account (note 1)          3,683,461      9,001,517       893,041         510,400
       Interfund transfers                                              (7,403,844)    18,115,295      (118,104)     (1,129,767)
--------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions             (2,521,301)    58,741,285       109,315        (432,611)
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                   8,963,042     82,414,575       854,702       2,082,500

Net assets at beginning of year                                         94,354,259    132,001,271    11,981,586      10,934,767
--------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                             $103,317,301    214,415,846    12,836,288      13,017,267
================================================================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

For the period ended June 30, 1999
(Unaudited)


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Janus Aspen Series
                                                                       ------------------------------------------------------------
                                                                            Aggressive                   Worldwide
                                                                                Growth        Growth        Growth        Balanced
                                                                             Portfolio     Portfolio     Portfolio       Portfolio
                                                                       ------------------------------------------------------------
                                                                            Six Months    Six Months    Six Months      Six Months
                                                                         Ended 6/30/99 Ended 6/30/99 Ended 6/30/99   Ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
       Net investment income (expense)                                    $  6,765,751       301,553    (2,471,956)      1,597,100
       Net realized gain                                                    22,870,088    14,965,943    29,909,827       5,535,481
       Unrealized appreciation (depreciation) on investments                11,212,292    40,979,343    35,870,354      16,283,471
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                           40,848,131    56,246,839    63,308,225      23,416,052
-----------------------------------------------------------------------------------------------------------------------------------
From capital transactions:
       Net premiums                                                         15,792,606    44,402,071    38,235,715      57,296,954
       Transfers (to) from the general account of  GE Life & Annuity:
             Death benefits                                                   (327,014)   (1,188,402)   (1,643,460)       (546,030)
             Surrenders                                                     (4,495,098)  (10,991,923)  (16,063,483)     (8,540,498)
             Cost of insurance and administrative expense (note 3)             (84,168)     (219,348)     (294,019)       (121,282)
             Transfer gain (loss) and transfer fees                           (340,936)      260,692      (377,735)         71,776
             Transfers (to) from the Guarantee Account (note 1)              2,772,714    13,040,351    23,641,500      30,707,055
       Interfund transfers                                                  13,149,552     6,890,086    (5,743,153)     23,302,264
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                            26,467,656    52,193,527    37,755,365     102,170,239
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      67,315,787   108,440,366   101,063,590     125,586,291

Net assets at beginning of period                                          134,279,495   334,384,822   508,816,336     174,576,149
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                               $201,595,282   442,825,188   609,879,926     300,162,440
===================================================================================================================================


-----------------------------------------------------------------------------------------------------------------------
                                                                                    Janus Aspen Series
                                                                       ------------------------------------------------
                                                                             Flexible    International         Capital
                                                                               Income           Growth    Appreciation
                                                                            Portfolio        Portfolio       Portfolio
                                                                       ------------------------------------------------
                                                                           Six Months       Six Months      Six Months
                                                                        Ended 6/30/99    Ended 6/30/99   Ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
       Net investment income (expense)                                    $ 1,373,682         (312,430)       (278,642)
       Net realized gain                                                       65,707        2,631,080       5,822,182
       Unrealized appreciation (depreciation) on investments               (2,050,486)       5,316,268       8,253,229
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                            (611,097)       7,634,918      13,796,769
-----------------------------------------------------------------------------------------------------------------------

From capital transactions:
       Net premiums                                                         6,284,110        5,741,849      57,549,782
       Transfers (to) from the general account of  GE Life & Annuity:
             Death benefits                                                   (64,985)        (108,529)       (211,005)
             Surrenders                                                    (1,276,923)      (1,792,802)     (1,489,701)
             Cost of insurance and administrative expense (note 3)            (16,610)         (36,714)        (35,377)
             Transfer gain (loss) and transfer fees                          (198,367)        (193,421)        233,566
             Transfers (to) from the Guarantee Account (note 1)             6,752,261        4,153,441      10,881,851
       Interfund transfers                                                  2,341,802       (2,136,886)     44,059,182
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           13,821,288        5,626,938     110,988,298
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     13,210,191       13,261,856     124,785,067

Net assets at beginning of period                                          33,045,345       77,481,173      39,083,471
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                               $46,255,536       90,743,029     163,868,538
=======================================================================================================================


See accompanying notes to unaudited financial statements.

GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999

(Unaudited)
--------------------------------------------------------------------------------



(1)           Description of Entity

              GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. The remaining portion is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Company and GE Financial Assurance Holdings, Inc. are indirect, wholly-owned subsidiaries of General Electric Capital ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, GE Life & Annuity was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

              During first quarter of 1999, a new subdivision was added to the Account, for Type I, Type II, Type III and Type 4 policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc and is a series type mutual fund.

              Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.


(2)           Summary of Significant Accounting Policies

              (a)          Unit Classes

                           There are four unit classes included in the Account. Type I units are sold under policy forms P1140 and P1141. Type II unit sales began in third quarter 1994 and are sold under policy forms P1142, P1142N and P1143. Type III unit sales began in first quarter 1999 and are sold under policy form 1152. Type 4 unit sales began in second quarter 1999 and are sold under policy form 1151.

GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999

(Unaudited)
--------------------------------------------------------------------------------

            (b)          Investments

                           Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

                           The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 1999 were:


                                                                                         Cost of             Proceeds
                                                                                          Shares                 from
Fund/Portfolio                                                                          Acquired          Shares Sold
----------------------------------------------------------------------------------------------------------------------
GE Investment Funds, Inc.:
                     S&P 500 Index                                                $  243,896,676       $  137,639,994
                     Money Market                                                  1,308,395,510        1,245,901,581
                     Total Return                                                     21,626,641            9,385,520
                     International Equity                                             33,791,348           33,364,700
                     Real Estate Securities                                            5,670,768            9,603,176
                     Global Income                                                     1,926,969            2,447,744
                     Value Equity                                                     19,525,067            7,674,942
                     Income                                                           12,105,655            7,221,147
                     U.S. Equity                                                       9,898,175            1,690,645
                     Premier Growth Equity                                               703,371              105,898

Oppenheimer Variable Account Funds:
                     Bond                                                             25,794,694           13,349,326
                     Capital Appreciation                                            120,032,060          145,625,070
                     Aggressive Growth                                                37,600,723           28,706,507
                     High Income                                                      54,500,058           47,381,445
                     Multiple Strategies                                              14,163,194           11,943,127

Variable Insurance Products Fund:
                     Equity-Income                                                    94,597,699           99,887,883
                     Growth                                                          145,839,713           73,955,819
                     Overseas                                                        401,083,431          410,568,284

Variable Insurance Products Fund II:
                     Asset Manager                                                    63,663,510           62,804,483
                     Contrafund                                                       87,700,678           44,169,957

                                                                                                         (continued)

                                                                                         Cost of             Proceeds
                                                                                          Shares                 from
Fund/Portfolio                                                                          Acquired          Shares Sold
----------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund III:
                     Growth & Income                                                  48,196,974           12,629,840
                     Growth Opportunties                                              34,925,183            9,693,043

Goldman Sachs Variable Insurance Trust
                     Growth and Income                                                 3,422,546              924,745
                     Mid Cap Value                                                    10,456,886            3,074,278

Janus Aspen Series:
                     Aggressive Growth                                               122,403,674           88,563,322
                     Growth                                                          100,808,620           49,028,893
                     Worldwide Growth                                                172,026,876          138,997,125
                     Balanced                                                        135,863,442           31,834,788
                     Flexible Income                                                  24,798,621            9,580,321
                     International Growth                                             55,863,372           50,832,618
                     Capital Appreciation                                            156,010,009           45,935,832

Federated Insurance Series:
                     Utility Fund II                                                  17,293,690            7,833,140
                     High Income Bond Fund II                                         53,560,477           38,965,530
                     American Leaders Fund II                                         33,347,790           13,807,173

The Alger American Fund
                     Small Capitalization                                            140,912,733          133,210,427
                     Growth                                                          132,039,840           59,348,414

PBHG Insurance Series Fund, Inc.
                     PBHG Large Cap Growth                                             5,316,359            5,389,289
                     PBHG Growth II                                                    3,158,052            3,680,395

Salomon Brothers Variable Series Funds, Inc.
                     Strategic Bond                                                    2,806,454              327,475
                     Investors Fund                                                      859,913               58,923
                     Total Return                                                      2,427,268              891,654





              (c)          Capital Transactions

                           The increase (decrease) in outstanding units for Type I, Type II, Type III and Type 4 units from capital transactions for the six months or lesser period ended June 30, 1999 is as follows:

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1999



                                                                  GE Investments Funds, Inc.
                                                 ------------------------------------------------------------------------------
                                                      S&P 500                          Money                             Total
                                                        Index                         Market                            Return
Type I Units                                             Fund                           Fund                              Fund
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998              1,096,813                      5,222,349                           584,911

From capital transactions:
        Net premiums                                   34,689                        857,673                             1,947
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                               (2,040)                        (2,900)                           (2,783)
          Surrenders                                  (59,654)                    (2,176,351)                          (36,642)
          Cost of insurance                            (1,352)                        (6,292)                             (742)
          Fixed Transfers                              18,284                        140,302                             4,391
        Interfund transfers                            80,269                        381,876                             2,216
                                                      -------                       --------                           -------
Net increase (decrease) in units resulting
        from capital transactions                      70,196                       (805,692)                          (31,613)
                                                      -------                       --------                          -------
Units outstanding at June 30, 1999                  1,167,009                      4,416,657                           553,298
===============================================================================================================================


                                                                            GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
                                                 International            Real Estate                       Global
                                                       Equity             Securities                       Income
Type I Units                                             Fund                   Fund                         Fund
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                161,533                316,692                       46,632

From capital transactions:
        Net premiums                                    5,163                  4,791                          198
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                 (863)                  (833)                           -
          Surrenders                                  (13,589)               (10,335)                      (4,286)
          Cost of insurance                              (232)                  (384)                         (56)
          Fixed Transfers                               2,409                  6,038                         (751)
        Interfund transfers                            67,296                (65,257)                      19,004
                                                      -------                --------                     -------
Net increase (decrease) in units resulting
        from capital transactions                      60,184                (65,980)                      14,109
                                                      -------                --------                     -------
Units outstanding at June 30, 1999                    221,717                250,712                       60,741
=========================================================================================================================


                                                                             GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
                                                                     Value                                                 U.S.
                                                                   Equity                    Income                     Equity
Type I Units                                                         Fund                      Fund                       Fund
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                            385,376                 1,332,645                     26,127

From capital transactions:
        Net premiums                                                8,650                     6,856                     18,109
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                           (3,406)                   (8,433)                         -
          Surrenders                                              (16,385)                  (39,681)                    (9,012)
          Cost of insurance                                          (352)                   (1,348)                       (42)
          Fixed Transfers                                           8,684                    20,105                      1,061
        Interfund transfers                                        42,024                   (14,923)                    25,812
                                                                  -------                 ---------                     ------
Net increase (decrease) in units resulting
        from capital transactions                                  39,215                   (37,424)                    35,928
                                                                  -------                 ---------                     ------
Units outstanding at June 30, 1999                                424,591                 1,295,221                     62,055
===============================================================================================================================


------------------------------------------------------------------------------
                                                                      Premier
                                                                Growth Equity
Type I Units                                                             Fund
------------------------------------------------------------------------------
Units outstanding at December 31, 1998                                      -

From capital transactions:
        Net premiums                                                        -
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                                    -
          Surrenders                                                        -
          Cost of insurance                                                (1)
          Fixed Transfers                                                   -
        Interfund transfers                                             2,597
                                                                       ------
Net increase (decrease) in units resulting
        from capital transactions                                       2,596
                                                                       ------
Units outstanding at June 30, 1999                                      2,596
------------------------------------------------------------------------------

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1999


                                                                        Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
                                                                     Capital      Aggressive         High      Multiple
                                                      Bond      Appreciation          Growth       Income    Strategies
Type I Units                                       Fund/VA           Fund/VA         Fund/VA      Fund/VA       Fund/VA
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998             915,859         2,344,528       1,173,060    1,658,434     1,344,466

From capital transactions:
        Net premiums                                19,959             5,430           7,343        5,340         3,000
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                              (151)           (4,368)         (2,661)      (4,624)       (5,410)
          Surrenders                               (69,217)          (98,225)        (55,870)    (103,300)      (65,961)
          Cost of insurance                         (1,381)           (2,674)         (1,338)      (1,955)       (1,659)
          Fixed Transfers                           17,524            (1,527)          4,401        6,083         2,697
        Interfund transfers                         (3,533)         (268,968)        (94,212)    (128,975)      (68,540)
                                                    -------         ---------        --------    ---------      --------
Net increase (decrease) in units resulting
        from capital transactions                  (36,799)         (370,332)       (142,337)    (227,431)     (135,873)
                                                   --------         ---------       ---------    ---------     ---------
Units outstanding at June 30, 1999                 879,060         1,974,196       1,030,723    1,431,003     1,208,593
=======================================================================================================================










                                            Goldman Sachs Variable Insurance Trust      Salomon Brothers Variable Series Fund, Inc.
                                               -----------------------------------  ------------------------------------------------
                                                 Growth and          Mid Cap          Strategic                         Total
                                                     Income            Value               Bond    Investors           Return
Type I Units                                           Fund             Fund               Fund         Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998               52,650           78,049              2,799           42            6,299

From capital transactions:
        Net premiums                                    709            7,344                  -        1,624              511
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                  -                -                  -            -                -
          Surrenders                                   (548)            (119)              (603)          (7)               -
          Cost of insurance                             (59)            (131)               (51)          (4)              (9)
          Fixed Transfers                             4,697                -              8,984            -            1,901
        Interfund transfers                          17,470           87,976             60,241        5,070               27
                                                    -------          -------            -------       ------              ---
Net increase (decrease) in units resulting
        from capital transactions                    22,269           95,070             68,571        6,683            2,430
                                                    -------          -------            -------       ------           ------
Units outstanding at June 30, 1999                   74,919          173,119             71,370        6,725            8,729
====================================================================================================================================

GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999


                                                        Variable Insurance Products Fund      Variable Insurance Products Fund II
                                                   -----------------------------------------  -----------------------------------
                                                      Equity                                            Asset
                                                      Income           Growth       Overseas          Manager     Contrafund
Type I Units                                       Portfolio        Portfolio      Portfolio        Portfolio      Portfolio
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998             5,753,760        3,969,421      2,813,314       14,835,158      3,082,088

From capital transactions:
        Net premiums                                  22,452           14,225          1,211           30,490         25,361
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                             (19,183)          (9,850)        (2,723)         (36,880)        (8,698)
          Surrenders                                (381,110)        (279,951)       (52,337)        (972,295)      (136,635)
          Cost of insurance                           (6,497)          (4,676)        (1,096)         (19,586)        (3,445)
          Fixed Transfers                             (3,841)           5,296         (1,059)         (21,088)        13,634
        Interfund transfers                         (314,897)         (25,655)        30,074         (344,851)         6,790
                                                    ---------         --------       -------         ---------      --------
Net increase (decrease) in units resulting
        from capital transactions                   (703,076)        (300,611)       (25,930)      (1,364,210)      (102,993)
                                                    ---------        ---------       --------      -----------      ---------
Units outstanding at June 30, 1999                 5,050,684        3,668,810      2,787,384       13,470,948      2,979,095
=============================================================================================================================




                                                                  Variable Insurance Products Fund III
                                                          -----------------------------------------------
                                                                  Growth &                         Growth
                                                                    Income                  Opportunities
Type I Units                                                     Portfolio                      Portfolio
----------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                             751,280                        595,214

From capital transactions:
        Net premiums                                                21,550                         61,100
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                            (1,833)                             -
          Surrenders                                               (38,509)                       (26,647)
          Cost of insurance                                         (1,116)                          (747)
          Fixed Transfers                                           22,853                          7,765
        Interfund transfers                                        188,549                         37,318
                                                                  --------                        -------
Net increase (decrease) in units resulting
        from capital transactions                                  191,494                         78,789
                                                                  --------                        -------
Units outstanding at June 30, 1999                                 942,774                        674,003
==========================================================================================================

GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999


                                                      Federated Insurance Series                        Alger American Fund
                                                ---------------------------------------------    ----------------------------------
                                                American               High                                 Small
                                                 Leaders        Income Bond        Utility         Capitalization            Growth
Type I Units                                     Fund II            Fund II        Fund II              Portfolio         Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998           480,466            471,675        478,465              1,733,429         1,161,424

From capital transactions:
        Net premiums                               5,214             43,648          9,221                  3,902            41,021
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                               -                  -           (270)                     -              (248)
          Surrenders                              (6,966)           (43,563)       (35,392)               (59,022)          (42,867)
          Cost of insurance                         (337)              (873)          (689)                (1,572)           (1,523)
          Fixed Transfers                          4,606              7,392            251                 10,316             9,919
        Interfund transfers                       14,669             10,594        (31,591)              (333,846)          369,434
                                                 -------            -------        --------              ---------         --------
Net increase (decrease) in units resulting
        from capital transactions                 17,186             17,198        (58,470)              (380,222)          375,736
                                                 -------            -------        --------              ---------         --------
Units outstanding at June 30, 1999               497,652            488,873        419,995              1,353,207         1,537,160
====================================================================================================================================




                                                      PBHG Insurance Series Fund, Inc.
                                                 -------------------------------------
                                                       PBHG Large                PBHG
                                                       Cap Growth           Growth II
Type I Units                                            Portfolio           Portfolio
--------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                     98,043             122,432

From capital transactions:
        Net premiums                                        5,736               5,101
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                        -                   -
          Surrenders                                       (3,069)            (13,611)
          Cost of insurance                                  (157)               (561)
          Fixed Transfers                                   1,094               8,221
        Interfund transfers                                11,587              (2,758)
                                                          -------              -------
Net increase (decrease) in units resulting
        from capital transactions                          15,191              (3,608)
                                                          -------              -------
Units outstanding at June 30, 1999                        113,234             118,824
======================================================================================

GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999


                                                                                   Janus Aspen Series
                                                 ----------------------------------------------------------------------------------
                                                   Aggressive                        Worldwide                         Flexible
                                                       Growth         Growth            Growth        Balanced           Income
Type I Units                                        Portfolio      Portfolio         Portfolio       Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998              1,551,670      4,307,429         4,894,747       2,916,033          552,225

From capital transactions:
        Net premiums                                    6,074         36,616            62,067          36,645           11,797
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                               (3,156)        (8,234)          (13,671)         (5,340)               -
          Surrenders                                  (34,982)      (126,335)         (237,488)       (201,873)         (17,093)
          Cost of insurance                            (1,292)        (3,818)           (5,598)         (3,757)            (411)
          Fixed Transfers                               2,884          2,938               901          39,033           14,243
        Interfund transfers                            77,144         54,838           (44,427)        273,057           18,805
                                                      -------        -------           --------       --------          -------
Net increase (decrease) in units resulting
        from capital transactions                      46,672        (43,995)         (238,216)        137,765           27,341
                                                      -------        --------         ---------       --------          -------
Units outstanding at June 30, 1999                  1,598,342      4,263,434         4,656,531       3,053,798          579,566
===================================================================================================================================




                                                       Janus Aspen Series
                                                 --------------------------------
                                                  International           Capital
                                                         Growth      Appreciation
Type I Units                                          Portfolio         Portfolio
----------------------------------------------------------------------------------
Units outstanding at December 31, 1998                1,053,424           506,817

From capital transactions:
        Net premiums                                     16,779            90,670
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                 (2,781)             (538)
          Surrenders                                    (51,126)          (26,049)
          Cost of insurance                              (1,270)             (958)
          Fixed Transfers                                10,256             8,884
        Interfund transfers                             (55,298)          623,016
                                                        --------         --------
Net increase (decrease) in units resulting
        from capital transactions                       (83,440)          695,025
                                                        --------         --------
Units outstanding at June 30, 1999                      969,984         1,201,842
=================================================================================

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1999



                                                                   GE Investments Funds, Inc.
                                               ------------------------------------------------------------------
                                                   S&P 500             Money             Total     International
                                                     Index            Market            Return            Equity
Type II Units                                         Fund              Fund              Fund              Fund
-----------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998           5,187,559         9,232,947         1,425,134           641,918

From capital transactions:
        Net premiums                               804,049         4,628,227           119,241            31,565
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                           (17,006)         (131,764)           (6,808)           (1,508)
          Surrenders                              (149,248)       (2,247,586)          (41,681)           (7,076)
          Cost of insurance                         (1,695)           (3,541)             (476)             (200)
          Fixed Transfers                          701,851           547,676           192,338            44,471
        Interfund transfers                        182,086        (1,293,347)            9,860           (24,399)
                                                  --------        -----------           ------           --------
Net increase (decrease) in units resulting
        from capital transactions                1,520,037         1,499,665           272,474            42,853
                                                ----------        ----------          --------           -------
Units outstanding at June 30, 1999               6,707,596        10,732,612         1,697,608           684,771
=================================================================================================================

                                                                   GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
                                                     Real Estate     Global        Value                  U.S.         Premier
                                                      Securities     Income       Equity      Income    Equity   Growth Equity
Type II Units                                               Fund       Fund         Fund        Fund      Fund            Fund
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                 1,753,483    285,995    2,140,000   1,884,740   180,295               -

From capital transactions:
        Net premiums                                      58,993     12,723      172,467     174,595   304,124          24,711
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                  (5,223)         -       (1,062)     (3,445)        -               -
          Surrenders                                     (85,764)    (4,929)     (73,888)    (49,975)   (7,923)              -
          Cost of insurance                                 (598)       (16)        (828)       (429)      (65)              -
          Fixed Transfers                                 95,910     61,179      282,117     365,891   129,964             438
        Interfund transfers                             (286,554)   (99,822)      59,983     (83,851)   76,712          14,785
                                                        ---------   --------     -------     -------   -------         -------
Net increase (decrease) in units resulting
        from capital transactions                       (223,236)   (30,865)     438,789     402,786   502,812          39,934
                                                        ---------   --------    --------    --------  --------         -------
Units outstanding at June 30, 1999                     1,530,247    255,130    2,578,789   2,287,526   683,107          39,934
===============================================================================================================================

GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999





                                                             Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------
                                                                  Capital    Aggressive       High     Multiple
                                                      Bond   Appreciation        Growth     Income   Strategies
Type II Units                                      Fund/VA        Fund/VA       Fund/VA    Fund/VA      Fund/VA
--------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998           1,976,510      3,113,007     3,012,849  3,720,027    1,558,580

From capital transactions:
        Net premiums                               182,701         44,422       140,053     67,627       36,039
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                           (13,329)        (9,709)       (8,503)    (7,998)      (2,491)
          Surrenders                               (53,804)       (86,185)      (66,966)   (87,112)     (38,674)
          Cost of insurance                           (551)          (880)         (984)      (892)        (472)
          Fixed Transfers                          317,792         62,511       147,083    199,137       95,849
        Interfund transfers                        (53,655)      (233,114)      (89,364)  (193,574)    (111,274)
                                                   --------      ---------      --------  ---------    ---------
Net increase (decrease) in units resulting
        from capital transactions                  379,154       (222,955)      121,319    (22,812)     (21,023)
                                                  --------       ---------     --------    --------     --------
Units outstanding at June 30, 1999               2,355,664      2,890,052     3,134,168  3,697,215    1,537,557
================================================================================================================




                                                       Goldman Sachs Variable
                                                           Insurance Trust
------------------------------------------------------------------------------
                                                    Growth and       Mid Cap
                                                        Income         Value
Type II Units                                             Fund          Fund
------------------------------------------------------------------------------
Units outstanding at December 31, 1998                 428,936       345,533

From capital transactions:
        Net premiums                                    70,565        88,322
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                     -             -
          Surrenders                                   (20,394)      (17,120)
          Cost of insurance                                (93)         (114)
          Fixed Transfers                              145,681       140,750
        Interfund transfers                              3,037        67,571
                                                        ------       -------
Net increase (decrease) in units resulting
        from capital transactions                      198,796       279,409
                                                      --------      --------
Units outstanding at June 30, 1999                     627,732       624,942
==============================================================================




                                                        Salomon Brothers Variable Series Fund, Inc.
                                                     -----------------------------------------------
                                                       Strategic                             Total
                                                            Bond        Investors           Return
Type II Units                                               Fund             Fund             Fund
--------------------------------------------------------------------------------------------------- -
Units outstanding at December 31, 1998                    10,094              863           25,915

From capital transactions:
        Net premiums                                      37,475           13,801           40,810
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                       -                -                -
          Surrenders                                        (302)             (43)            (897)
          Cost of insurance                                   (4)               -                -
          Fixed Transfers                                 32,803            5,805           43,436
        Interfund transfers                               30,536            8,628            8,962
                                                          ------            ------           ------
Net increase (decrease) in units resulting
        from capital transactions                        100,508           28,191           92,311
                                                         -------           -------          -------
Units outstanding at June 30, 1999                       110,602           29,054          118,226
====================================================================================================

GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999

                                                                                                 Variable Insurance Products
                                                   Variable Insurance Products Fund                        Fund II
                                               ------------------------------------------      --------------------------------
                                                   Equity                                           Asset
                                                   Income       Growth       Overseas             Manager       Contrafund
Type II Units                                   Portfolio    Portfolio      Portfolio           Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998         11,335,446    3,818,261      1,616,956           3,176,311       10,085,800

From capital transactions:
        Net premiums                              245,680      344,284         14,770              88,656          605,605
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                          (25,509)      (6,635)        (2,994)             (8,393)         (21,426)
          Surrenders                             (344,705)    (107,830)       (25,129)            (80,421)        (254,380)
          Cost of insurance                        (3,839)      (1,108)          (338)               (811)          (3,374)
          Fixed Transfers                         391,544      160,593         14,694             142,477          483,668
        Interfund transfers                      (551,099)      69,864        (55,894)            (24,602)          (1,844)
                                               ----------    ---------      ---------           ---------       ----------
Net increase (decrease) in units resulting
        from capital transactions                (287,928)     459,168        (54,891)            116,906          808,249
                                               ----------    ---------      ---------           ---------       ----------
Units outstanding at June 30, 1999             11,047,518    4,277,429      1,562,065           3,293,217       10,894,049
===============================================================================================================================







                                          Variable Insurance Products Fund III
                                          -------------------------------------
                                               Growth &             Growth
                                                 Income      Opportunities
Type II Units                                 Portfolio          Portfolio
---------------------------------------------------------------------------
Units outstanding at December 31, 1998        2,843,815          2,958,791

From capital transactions:
        Net premiums                            582,230            606,800
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                         (9,030)           (12,356)
          Surrenders                            (58,411)           (67,215)
          Cost of insurance                        (917)              (935)
          Fixed Transfers                       607,055            450,264
        Interfund transfers                     284,382            202,109
                                              ---------          ---------
Net increase (decrease) in units resulting
        from capital transactions             1,405,309          1,178,667
                                              ---------          ---------
Units outstanding at June 30, 1999            4,249,124          4,137,458
=============================================================================


GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999





                                                     Federated Insurance Series                      Alger American Fund
                                           --------------------------------------------      ---------------------------------------
                                                American            High                                Small
                                                 Leaders     Income Bond       Utility         Capitalization          Growth
Type II Units                                    Fund II         Fund II       Fund II              Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998         3,955,083       2,977,691     1,950,915              6,082,414       5,605,283

From capital transactions:
        Net premiums                             227,830         203,353       166,070               (137,587)        904,474
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                          (4,501)        (11,978)       (9,420)                13,897         (24,418)
          Surrenders                             (91,148)        (81,680)      (57,208)               126,458        (222,915)
          Cost of insurance                       (1,562)           (792)         (675)                 1,364          (1,718)
          Fixed Transfers                        452,860         362,517       274,693               (188,245)        414,905
        Interfund transfers                     (242,969)         (8,376)      (56,165)               179,650         421,043
                                               ---------       ---------     ---------              ---------       ---------
Net increase (decrease) in units resulting
        from capital transactions                340,510         463,044       317,295                 (4,463)      1,491,371
                                               ---------       ---------     ---------              ---------       ---------
Units outstanding at June 30, 1999             4,295,593       3,440,735     2,268,210              6,077,951       7,096,654
====================================================================================================================================








                                                       PBHG Insurance Series Fund, Inc.
                                              --------------------------------------------------
                                                       PBHG Large                         PBHG
                                                       Cap Growth                    Growth II
Type II Units                                           Portfolio                    Portfolio
-----------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                    696,037                      839,596

From capital transactions:
        Net premiums                                       81,593                       83,968
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                   (6,347)                           -
          Surrenders                                     (132,580)                     (61,835)
          Cost of insurance                                  (322)                        (272)
          Fixed Transfers                                  69,756                       44,673
        Interfund transfers                               (21,739)                    (103,072)
                                                         --------                     --------
Net increase (decrease) in units resulting
        from capital transactions                          (9,639)                     (36,538)
                                                         --------                     --------
Units outstanding at June 30, 1999                        686,398                      803,058
===============================================================================================

GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999


                                                                 Janus Aspen Series
                                                  -----------------------------------------------------
                                                    Aggressive                              Worldwide
                                                        Growth             Growth              Growth
Type II Units                                        Portfolio          Portfolio           Portfolio
------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998               3,488,695          8,827,221          12,554,733

From capital transactions:
        Net premiums                                   199,011            779,465             705,932
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                (5,599)           (32,186)            (39,942)
          Surrenders                                   (87,423)          (229,409)           (285,582)
          Cost of insurance                               (827)            (2,903)             (3,997)
          Fixed Transfers                               77,156            462,920              763,502
        Interfund transfers                            278,672            192,126             (189,049)
                                                      --------           --------            ---------
Net increase (decrease) in units resulting
        from capital transactions                      460,990          1,170,013              950,864
                                                      --------         ----------          -----------
Units outstanding at June 30, 1999                   3,949,685          9,997,234           13,505,597
======================================================================================================









                                                                           Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
                                                                           Flexible   International             Capital
                                                     Balanced                Income          Growth        Appreciation
Type II Units                                       Portfolio             Portfolio       Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998              6,060,191             1,911,151       3,856,210           1,494,358

From capital transactions:
        Net premiums                                1,398,440               238,886         215,630           1,095,452
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                              (21,221)               (4,855)         (4,268)             (8,503)
          Surrenders                                 (214,033)              (68,680)        (65,443)            (35,972)
          Cost of insurance                            (2,260)                 (608)         (1,140)               (570)
          Fixed Transfers                           1,442,607               482,041         250,292             452,494
        Interfund transfers                           773,953               177,425        (112,187)          1,244,654
                                                     --------              --------        ---------         ---------
Net increase (decrease) in units resulting
        from capital transactions                   3,377,486               824,209          282,884          2,747,555
                                                   ----------              --------         --------          ---------
Units outstanding at June 30, 1999                  9,437,677             2,735,360        4,139,094          4,241,913
========================================================================================================================

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1999

                                                                                      GE Investments Funds, Inc.
                                                  ---------------------------------------------------------------------------------
                                                      S&P 500              Money         Total     International       Real Estate
                                                        Index             Market        Return            Equity        Securities
Type III Units                                           Fund               Fund          Fund              Fund              Fund
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                      -                  -             -                 -                 -

From capital transactions:
        Net premiums                                2,042,173          5,134,953       444,323            23,520            30,191
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                    -                  -             -                 -                 -
          Surrenders                                   (4,595)           (24,817)         (808)              (14)              (56)
          Cost of insurance                                 -                  -             -                 -                 -
          Fixed Transfers                              10,049             40,006           792                 -                20
        Interfund transfers                           210,893         (1,885,832)       11,532               268            14,331
                                                     --------         -----------      -------           -------           -------
Net increase (decrease) in units resulting
        from capital transactions                   2,258,520          3,264,310       455,839            23,774            44,486
                                                   ----------         ----------      --------           -------           -------
Units outstanding at June 30, 1999                  2,258,520          3,264,310       455,839            23,774            44,486
===================================================================================================================================




                                                                  GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------
                                                      Value                     U.S.          Premier
                                                     Equity       Income      Equity    Growth Equity
Type III Units                                         Fund         Fund        Fund             Fund
------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                    -            -           -                -

From capital transactions:
        Net premiums                                252,640      117,762     171,383           13,517
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                  -            -           -                -
          Surrenders                                   (443)        (704)       (542)               -
          Cost of insurance                               -            -           -                -
          Fixed Transfers                               701          530         378              121
        Interfund transfers                         112,177        3,344      12,891              166
                                                   --------       ------     -------           ------
Net increase (decrease) in units resulting
        from capital transactions                   365,075      120,932     184,110           13,804
                                                   --------     --------    --------          -------
Units outstanding at June 30, 1999                  365,075      120,932     184,110           13,804
======================================================================================================

GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999

                                                                               Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Capital        Aggressive           High        Multiple
                                                        Bond         Appreciation            Growth         Income      Strategies
Type III Units                                       Fund/VA              Fund/VA           Fund/VA        Fund/VA         Fund/VA
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                     -                    -                 -              -               -

From capital transactions:
        Net premiums                                 156,001               93,108           282,369        522,575          64,795
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                   -                    -                 -              -               -
          Surrenders                                    (735)                (118)             (905)          (834)              -
          Cost of insurance                                -                    -                 -              -               -
          Fixed Transfers                                771                1,698             1,598          1,724             514
        Interfund transfers                           49,499               11,260            48,869          2,735          (7,157)
                                                     -------              -------          --------        -------         -------
Net increase (decrease) in units resulting
        from capital transactions                    205,536              105,948           331,931        526,200          58,152
                                                    --------             --------          --------        -------         -------
Units outstanding at June 30, 1999                   205,536              105,948           331,931        526,200          58,152
===================================================================================================================================


                                                              Goldman Sachs Variable
                                                                  Insurance Trust        Salomon Brothers Variable Series Fund, Inc.
                                                            ------------------------- ----------------------------------------------
                                                            Growth and        Mid Cap       Strategic                     Total
                                                                Income          Value            Bond     Investors      Return
Type III Units                                                    Fund           Fund            Fund          Fund        Fund
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                               -              -               -             -           -

From capital transactions:
        Net premiums                                            28,959        132,835          37,458        34,283      48,911
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                             -              -               -             -           -
          Surrenders                                              (168)          (307)         (2,867)          (53)        (61)
          Cost of insurance                                          -              -               -             -           -
          Fixed Transfers                                          489            638             452             -           -
        Interfund transfers                                      8,990        215,226          39,724         3,436         692
                                                                ------       --------         -------        ------        ----
Net increase (decrease) in units resulting
        from capital transactions                               38,270        348,392          74,767        37,666      49,542
                                                               -------       --------         -------       -------     -------
Units outstanding at June 30, 1999                              38,270        348,392          74,767        37,666      49,542
================================================================================================================================

GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999




                                                             Variable Insurance Products Fund
                                                         ---------------------------------------------
                                                          Equity
                                                          Income            Growth         Overseas
Type III Units                                         Portfolio         Portfolio        Portfolio
------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                         -                 -                -

From capital transactions:
        Net premiums                                     707,086         1,836,701           71,131
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                       -                 -                -
          Surrenders                                      (4,450)           (5,456)            (268)
          Cost of insurance                                    -                 -                -
          Fixed Transfers                                  4,899             9,872              215
        Interfund transfers                              134,583           (23,995)          20,158
                                                         -------         ---------          -------
Net increase (decrease) in units resulting
        from capital transactions                        842,118         1,817,122           91,236
                                                         -------         ---------          -------
Units outstanding at June 30, 1999                       842,118         1,817,122           91,236
======================================================================================================





                                              Variable Insurance Products Fund II    Variable Insurance Products Fund III
                                              -------------------------------------- ------------------------------------
                                                      Asset                               Growth &              Growth
                                                    Manager           Contrafund            Income       Opportunities
Type III Units                                    Portfolio            Portfolio         Portfolio           Portfolio
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                    -                    -                 -                   -

From capital transactions:
        Net premiums                                183,287            1,088,485           759,098             400,107
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                  -                    -                 -                   -
          Surrenders                                 (1,374)              (2,107)           (2,085)               (887)
          Cost of insurance                               -                    -                 -                   -
          Fixed Transfers                             1,777               21,183             5,413              12,983
        Interfund transfers                          33,974              108,438            70,893              47,528
                                                   --------           ----------          --------            --------
Net increase (decrease) in units resulting
        from capital transactions                   217,664            1,215,999           833,319             459,731
                                                   --------           ----------          --------            --------
Units outstanding at June 30, 1999                  217,664            1,215,999           833,319             459,731
========================================================================================================================

GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999


                                                         Federated Insurance Series            Alger American Fund
                                              -------------------------------------------  --------------------------------
                                                American               High                           Small
                                                 Leaders        Income Bond       Utility    Capitalization         Growth
Type III Units                                   Fund II            Fund II       Fund II         Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                 -                  -             -                 -              -

From capital transactions:
        Net premiums                             489,785            188,088       116,402           174,493      1,693,582
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                               -                  -             -                 -              -
          Surrenders                                (733)              (452)       (3,099)             (152)        (3,955)
          Cost of insurance                            -                  -             -                 -              -
          Fixed Transfers                          5,532              1,529         1,738             1,206          5,286
        Interfund transfers                       60,408             34,793        23,204            28,733        145,834
                                                --------           --------      --------          --------      ---------
Net increase (decrease) in units resulting
        from capital transactions                554,992            223,958       138,245           204,280      1,840,747
                                                --------           --------      --------          --------      ---------
Units outstanding at June 30, 1999               554,992            223,958       138,245           204,280      1,840,747
===========================================================================================================================

                                       32

GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999




                                                                   Janus Aspen Series
                                            ---------------------------------------------------------
                                                  Aggressive                               Worldwide
                                                      Growth              Growth              Growth
Type III Units                                     Portfolio           Portfolio           Portfolio
-----------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                     -                   -                   -

From capital transactions:
        Net premiums                                 742,080           2,027,236           1,383,797
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                   -                   -                   -
          Surrenders                                    (838)             (5,214)             (3,175)
          Cost of insurance                                -                   -                   -
          Fixed Transfers                              2,553              15,278              19,939
        Interfund transfers                           29,730             (41,128)            139,654
                                                     -------           ---------           ---------
Net increase (decrease) in units resulting
        from capital transactions                    773,525           1,996,172           1,540,215
                                                    --------           ---------           ---------
Units outstanding at June 30, 1999                   773,525           1,996,172           1,540,215
=====================================================================================================









                                                                             Janus Aspen Series
                                        ------------------------------------------------------------------------------------
                                                                              Flexible          International      Capital
                                                       Balanced                 Income            Growth      Appreciation
Type III Units                                        Portfolio              Portfolio         Portfolio         Portfolio
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                        -                      -                 -                 -

From capital transactions:
        Net premiums                                  2,616,348                280,045           205,101         2,631,431
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                      -                      -                 -                 -
          Surrenders                                     (9,753)                  (520)             (433)           (4,445)
          Cost of insurance                                   -                      -                 -                 -
          Fixed Transfers                                   301                    608             2,830             9,578
        Interfund transfers                             176,087                (47,491)           45,038            57,521
                                                       --------               --------          --------        ----------
Net increase (decrease) in units resulting
        from capital transactions                     2,782,983                232,642           252,536         2,694,085
                                                     ----------               --------          --------        ----------
Units outstanding at June 30, 1999                    2,782,983                232,642           252,536         2,694,085
===========================================================================================================================

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1999



                                                                  GE Investments Funds, Inc.
                                                    ------------------------------------------------------------
                                                       S&P 500           Money           Total      Real Estate
                                                         Index          Market          Return       Securities
Type 4 Units                                              Fund            Fund            Fund             Fund
----------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                       -               -               -                -

From capital transactions:
        Net premiums                                    46,730         141,606           5,581              978
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                     -               -               -                -
          Surrenders                                         -               -               -                -
          Cost of insurance                                  -               -               -                -
          Fixed Transfers                                    -               -               -                -
        Interfund transfers                                 62          (8,274)              -                -
                                                       -------          -------          -----             ----
Net increase (decrease) in units resulting
        from capital transactions                       46,792         133,332           5,581              978
                                                       -------        --------          ------             ----
Units outstanding at June 30, 1999                      46,792         133,332           5,581              978
================================================================================================================









                                                         GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------
                                                     Value        U.S.           Premier
                                                    Equity      Equity     Growth Equity
Type 4 Units                                          Fund        Fund              Fund
-----------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                   -           -                 -

From capital transactions:
        Net premiums                                31,080      11,570             3,708
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                 -           -                 -
          Surrenders                                     -           -                 -
          Cost of insurance                              -           -                 -
          Fixed Transfers                                -           -                 -
        Interfund transfers                              -           -                 -
                                                   -------     -------            ------
Net increase (decrease) in units resulting
        from capital transactions                   31,080      11,570             3,708
                                                   -------     -------            ------
Units outstanding at June 30, 1999                  31,080      11,570             3,708
=========================================================================================

GE Life & Annuity Sepatate Account 4

Notes to Financial Statements

June 30, 1999




                                                        Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------
                                                                       Aggressive         High       Multiple
                                                            Bond           Growth       Income     Strategies
Type 4 Units                                             Fund/VA          Fund/VA      Fund/VA        Fund/VA
--------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                         -                -            -              -

From capital transactions:
        Net premiums                                       2,617            5,022        5,356          1,005
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                       -                -            -              -
          Surrenders                                           -                -            -              -
          Cost of insurance                                    -                -            -              -
          Fixed Transfers                                      -                -            -              -
        Interfund transfers                                  231               59            -              -
                                                           -----            -----        -----         ------
Net increase (decrease) in units resulting
        from capital transactions                          2,848            5,081        5,356          1,005
                                                          ------           ------       ------         ------
Units outstanding at June 30, 1999                         2,848            5,081        5,356          1,005
==============================================================================================================







                                                   Goldman Sachs      Salomon Brothers
                                                     Variable         Variable Series
                                                 Insurance Trust          Fund, Inc.
                                                 -------------------  ---------------
                                                    Mid Cap            Strategic
                                                      Value                 Bond
Type 4 Units                                           Fund                 Fund
---------------------------------------------------------------------------------
Units outstanding at December 31, 1998                    -                    -

From capital transactions:
        Net premiums                                 10,519                2,210
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                  -                    -
          Surrenders                                      -                    -
          Cost of insurance                               -                    -
          Fixed Transfers                                 -                    -
        Interfund transfers                               -                    -
                                                    -------               ------
Net increase (decrease) in units resulting
        from capital transactions                    10,519                2,210
                                                    -------               ------
Units outstanding at June 30, 1999                   10,519                2,210
=================================================================================

GE Lie & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999






                                                  Variable Insurance Products Fund      Variable Insurance Products Fund II
                                                -------------------------------------   -------------------------------------
                                                   Equity                                    Asset
                                                   Income               Growth              Manager         Contrafund
Type 4 Units                                    Portfolio              Portfolio           Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                  -                     -                 -                  -

From capital transactions:
        Net premiums                               31,961                14,302             7,032             38,742
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                -                     -                 -                  -
          Surrenders                                    -                     -                 -                  -
          Cost of insurance                             -                     -                 -                  -
          Fixed Transfers                               -                     -                 -                  -
        Interfund transfers                           234                 1,438                 -                 62
                                                  -------                ------            ------            -------
Net increase (decrease) in units resulting
        from capital transactions                  32,195                15,740             7,032             38,804
                                                  -------               -------            ------            -------
Units outstanding at June 30, 1999                 32,195                15,740             7,032             38,804
=============================================================================================================================






                                                 Variable Insurance Products Fund III
                                                -------------------------------------------
                                                               Growth &             Growth
                                                                Income       Opportunities
Type 4 Units                                                 Portfolio           Portfolio
-------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                            -                      -

From capital transactions:
        Net premiums                                          5,881                  8,567
        Tranfers (to) from the
        general acct. of GE Life & Annuity:
          Death benefits                                          -                      -
          Surrenders                                              -                      -
          Cost of insurance                                       -                      -
          Fixed Transfers                                         -                      -
        Interfund transfers                                       -                      -
                                                             ------                  -----
Net increase (decrease) in units resulting
        from capital transactions                             5,881                  8,567
                                                             ------                  -----
Units outstanding at June 30, 1999                            5,881                  8,567
==========================================================================================

GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999


                                                        Federated Insurance Series           Alger American Fund
                                                        -----------------------------    ---------------------------------------
                                                                 High                              Small
                                                          Income Bond       Utility       Capitalization               Growth
    Type 4 Units                                              Fund II       Fund II            Portfolio            Portfolio
    -----------------------------------------------------------------------------------------------------------------------------
    Units outstanding at December 31, 1998                      -             -                    -                    -

    From capital transactions:
            Net premiums                                      5,260           1,585                6,782               22,839
            Tranfers (to) from the
            general acct. of GE Life & Annuity:
              Death benefits                                    -             -                    -                    -
              Surrenders                                        -             -                    -                    -
              Cost of insurance                                 -             -                    -                    -
              Fixed Transfers                                   -             -                    -                    -
            Interfund transfers                                 -               220                   58                 (595)
                                                          ---------        --------             --------              --------
    Net increase (decrease) in units resulting
            from capital transactions                         5,260           1,805                6,840               22,244
                                                          ---------        --------             --------              --------
    Units outstanding at June 30, 1999                        5,260           1,805                6,840               22,244
    ============================================================================================================================

GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999




                                                                         Janus Aspen Series
                                                   ----------------------------------------------------------------
                                                    Aggressive                      Worldwide
                                                        Growth           Growth        Growth        Balanced
 Type 4 Units                                        Portfolio        Portfolio     Portfolio       Portfolio
-------------------------------------------------------------------------------------------------------------------
 Units outstanding at December 31, 1998                  -                 -              -               -

 From capital transactions:
         Net premiums                                   18,791           32,559        59,913          27,542
         Tranfers (to) from the
         general acct. of GE Life & Annuity:
           Death benefits                                -                 -              -               -
           Surrenders                                    -                 -              -               -
           Cost of insurance                             -                 -              -               -
           Fixed Transfers                               -                 -              -               -
         Interfund transfers                             -                1,997          (720)            -
                                                    ----------        ---------      --------        --------
 Net increase (decrease) in units resulting
         from capital transactions                      18,791           34,556        59,193          27,542
                                                   -----------        ---------      --------        --------
 Units outstanding at June 30, 1999                     18,791           34,556        59,193          27,542
===================================================================================================================





                                                                      Janus Aspen Series
                                                ------------------------------------------------------
                                                             Flexible                  Capital
                                                               Income             Appreciation
 Type 4 Units                                               Portfolio                Portfolio
------------------------------------------------------------------------------------------------------
 Units outstanding at December 31, 1998                           -                        -

 From capital transactions:
         Net premiums                                           5,428                   34,979
         Tranfers (to) from the
         general acct. of GE Life & Annuity:
           Death benefits                                         -                        -
           Surrenders                                             -                        -
           Cost of insurance                                      -                        -
           Fixed Transfers                                        -                        -
         Interfund transfers                                    5,367                       62
                                                              -------                  -------
 Net increase (decrease) in units resulting
         from capital transactions                             10,795                   35,041
                                                              -------                  -------
 Units outstanding at June 30, 1999                            10,795                   35,041
======================================================================================================

                                       38

GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999

(Unaudited)
--------------------------------------------------------------------------------

              (d)          Federal Income Taxes

                           The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

              (e)          Use of Estimates

                           Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


(3)           Related Party Transactions

              Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse GE Life & Annuity for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for Type I and Type II policies (seven years for certain Type II policies) and eight years for Type III policies. These surrender charges are assessed to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered for Type I and Type II policies and 8% (or less) for Type III policies, depending on the time between premium payment and surrender. There is no surrender charge for Type 4 policies.

              GE Life & Annuity will deduct the following charges from the policy account values to cover certain administrative expenses incurred: $30 per year for Type I policies, $25 plus .15% annually for Type II policies, and $25 plus .25% annually for both Type III and Type 4 policies. For Type II, Type III and Type 4 policies, the $25 charge may be waived if the account value is greater than $75,000, $10,000 and $25,000, respectively. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes based on the following rates: Type I 1.15%, Type II 1.25%, Type III

GE Life & Annuity Separate Account 4

Notes to Financial Statements

June 30, 1999

(Unaudited)
--------------------------------------------------------------------------------

              1.30% and Type 4 1.35%. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

              GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

              Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.


              GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund and .65% for the Value Equity and Premier Growth Equity Funds. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

              Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.


                                       40